UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Strategic Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

Schwab Strategic Trust
Schwab U.S. TIPS ETF™

Portfolio Holdings as of March 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

99.7%	U.S. Government Securities	658,833,138	665,123,615
0.1%	Other Investment Company	385,335	385,335

99.8%	Total Investments	659,218,473	665,508,950
0.2%	Other Assets and Liabilities, Net		1,286,087

100.0%	Net Assets		666,795,037

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

U.S. Government Securities 99.7% of net assets

U.S. Treasury Obligations 99.7%

U.S. Treasury Inflation Protected Securities
0.13%, 04/15/16	27,649,187	27,934,250
2.50%, 07/15/16	13,461,953	14,143,397
2.38%, 01/15/17	11,675,313	12,368,477
0.13%, 04/15/17	31,116,173	31,670,352
2.63%, 07/15/17	10,009,137	10,866,220
1.63%, 01/15/18	10,568,290	11,258,505
0.13%, 04/15/18	34,593,140	35,290,538
1.38%, 07/15/18	10,425,432	11,160,112
2.13%, 01/15/19	9,698,141	10,673,968
0.13%, 04/15/19	34,267,498	34,947,365
1.88%, 07/15/19	11,017,262	12,162,066
1.38%, 01/15/20	13,363,291	14,459,482
1.25%, 07/15/20	20,535,498	22,271,363
1.13%, 01/15/21	23,490,566	25,230,277
0.63%, 07/15/21	24,936,832	26,164,222
0.13%, 01/15/22	27,524,323	27,795,162
0.13%, 07/15/22	28,388,156	28,725,407
0.13%, 01/15/23	28,520,277	28,676,283
0.38%, 07/15/23	28,288,929	29,053,578
0.63%, 01/15/24	28,222,869	29,453,104
0.13%, 07/15/24	27,733,504	27,776,768
0.25%, 01/15/25	18,874,348	19,039,499
2.38%, 01/15/25	18,254,628	22,145,237
2.00%, 01/15/26	13,298,361	15,777,309
2.38%, 01/15/27	10,698,214	13,220,639
1.75%, 01/15/28	10,669,819	12,505,348
3.63%, 04/15/28	9,019,369	12,748,337
2.50%, 01/15/29	10,332,850	13,224,395
3.88%, 04/15/29	10,973,839	16,134,945
3.38%, 04/15/32	4,167,860	6,128,046
2.13%, 02/15/40	5,646,196	7,551,787
2.13%, 02/15/41	7,184,401	9,697,792
0.75%, 02/15/42	12,635,685	12,809,426
0.63%, 02/15/43	9,327,948	9,161,817
1.38%, 02/15/44	14,123,261	16,639,038
0.75%, 02/15/45	6,136,377	6,259,104

Total U.S. Government Securities
(Cost $658,833,138)		665,123,615

	Number	Value
Security	of Shares	($)

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	385,335	385,335

Total Other Investment Company
(Cost $385,335)		385,335

End of Investments

At 03/31/15, the tax basis cost of the fund’s investments was $660,378,602 and the unrealized appreciation and depreciation were $7,236,707 and ($2,106,359), respectively, with a net unrealized appreciation of $5,130,348.

(a)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board“), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 1

 Schwab U.S. TIPS ETF

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security’s market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs“).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAV, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets,

2

 Schwab U.S. TIPS ETF

Portfolio Holdings (Unaudited) continued

completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2015:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Government Securities[1]	$—	$665,123,615	$—	$665,123,615
Other Investment Company[1]	385,335	—	—	385,335

Total	$385,335	$665,123,615	$—	$665,508,950

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

REG59499MAR15

 3

Schwab Strategic Trust
Schwab Short-Term U.S. Treasury ETF™

Portfolio Holdings as of March 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

99.4%	U.S. Government Securities	701,008,058	703,833,722
0.4%	Other Investment Company	2,563,098	2,563,098

99.8%	Total Investments	703,571,156	706,396,820
0.2%	Other Assets and Liabilities, Net		1,613,003

100.0%	Net Assets		708,009,823

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

U.S. Government Securities 99.4% of net assets

U.S. Treasury Obligations 99.4%

U.S. Treasury Bonds
7.50%, 11/15/16	3,377,000	3,761,397
8.88%, 08/15/17	5,633,000	6,723,954

U.S. Treasury Notes
0.25%, 04/15/16	8,325,000	8,321,096
2.63%, 04/30/16	11,364,000	11,647,214
0.25%, 05/15/16	21,363,000	21,346,315
1.75%, 05/31/16	13,360,000	13,578,142
0.50%, 06/15/16	6,364,000	6,374,940
0.50%, 06/30/16	5,096,000	5,104,760
1.50%, 06/30/16	7,235,000	7,336,174
3.25%, 06/30/16	9,243,000	9,575,175
0.63%, 07/15/16	22,997,000	23,068,866
1.50%, 07/31/16	10,614,000	10,769,898
3.25%, 07/31/16	8,825,000	9,162,830
0.63%, 08/15/16	8,463,000	8,488,787
1.00%, 08/31/16	7,246,000	7,306,569
3.00%, 08/31/16	26,332,000	27,300,939
0.88%, 09/15/16	4,443,000	4,471,808
0.50%, 09/30/16	9,683,000	9,693,593
1.00%, 09/30/16	3,808,000	3,841,023
3.00%, 09/30/16	11,072,000	11,498,449
0.63%, 10/15/16	15,329,000	15,370,909
0.38%, 10/31/16	6,193,000	6,185,742
1.00%, 10/31/16	7,851,000	7,920,309
3.13%, 10/31/16	1,233,000	1,285,306
0.63%, 11/15/16	12,684,000	12,717,689
4.63%, 11/15/16	10,125,000	10,811,596
0.50%, 11/30/16	10,725,000	10,730,867
0.88%, 11/30/16	16,784,000	16,899,390
2.75%, 11/30/16	2,448,000	2,540,948
0.63%, 12/15/16	14,817,000	14,852,887
3.25%, 12/31/16	15,622,000	16,372,590
0.75%, 01/15/17	15,691,000	15,760,872
0.63%, 02/15/17	12,458,000	12,479,415
4.63%, 02/15/17	13,456,000	14,485,169
0.88%, 02/28/17	10,000,000	10,064,060
3.00%, 02/28/17	11,893,000	12,450,484
1.00%, 03/31/17	21,321,000	21,500,907
3.25%, 03/31/17	12,758,000	13,438,754
3.13%, 04/30/17	17,867,000	18,802,230
4.50%, 05/15/17	10,209,000	11,048,854
0.63%, 05/31/17	20,741,000	20,744,236
2.75%, 05/31/17	18,607,000	19,457,396
0.75%, 06/30/17	9,485,000	9,505,004
0.88%, 07/15/17	12,931,000	12,996,664
0.50%, 07/31/17	7,076,000	7,049,465
2.38%, 07/31/17	7,407,000	7,700,384
0.63%, 08/31/17	14,278,000	14,253,456
1.88%, 08/31/17	1,227,000	1,261,605
1.00%, 09/15/17	984,000	990,842
0.63%, 09/30/17	10,512,000	10,485,720
1.88%, 09/30/17	10,033,000	10,315,961
0.88%, 10/15/17	12,753,000	12,797,839
0.88%, 11/15/17	12,753,000	12,787,867
0.63%, 11/30/17	12,961,000	12,907,328
2.25%, 11/30/17	7,418,000	7,705,447
0.75%, 12/31/17	14,407,000	14,381,111
2.75%, 12/31/17	14,407,000	15,169,001
0.88%, 01/15/18	6,958,000	6,965,612
3.50%, 02/15/18	6,950,000	7,472,334
0.75%, 02/28/18	11,916,000	11,877,833
2.75%, 02/28/18	11,916,000	12,561,144
0.75%, 03/31/18	12,000,000	11,947,500
2.88%, 03/31/18	7,000,000	7,409,066

Total U.S. Government Securities
(Cost $701,008,058)		703,833,722

	Number	Value
Security	of Shares	($)

Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	2,563,098	2,563,098

Total Other Investment Company
(Cost $2,563,098)		2,563,098

End of Investments

 1

 Schwab Short-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

At 03/31/15, the tax basis cost of the fund’s investments was $703,571,156 and the unrealized appreciation and depreciation were $2,826,084 and ($420), respectively, with a net unrealized appreciation $2,825,664.

(a)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board“), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security’s market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs“).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAV, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by

2

 Schwab Short-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2015:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Government Securities[1]	$—	$703,833,722	$—	$703,833,722
Other Investment Company[1]	2,563,098	—	—	2,563,098

Total	$2,563,098	$703,833,722	$—	$706,396,820

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

REG59498MAR15

 3

Schwab Strategic Trust
Schwab Intermediate-Term U.S. Treasury ETF™

Portfolio Holdings as of March 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

99.5%		U.S. Government Securities	277,501,932	281,493,188
0.9%		Other Investment Companies	2,389,166	2,389,166

100.4%		Total Investments	279,891,098	283,882,354
(0	.4)%	Other Assets and Liabilities, Net		(1,019,049)

100.0%		Net Assets		282,863,305

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

U.S. Government Securities 99.5% of net assets

U.S. Treasury Obligations 99.5%

U.S. Treasury Bonds
8.50%, 02/15/20	785,000	1,051,164
8.75%, 05/15/20	579,000	790,380
8.75%, 08/15/20	2,643,000	3,646,515

U.S. Treasury Notes
0.63%, 04/30/18	2,187,000	2,167,352
1.00%, 05/31/18	1,027,000	1,028,284
1.38%, 06/30/18	2,137,000	2,163,546
1.38%, 07/31/18	6,578,000	6,655,088
4.00%, 08/15/18	5,936,000	6,531,921
1.50%, 08/31/18	6,119,000	6,213,655
1.38%, 09/30/18	6,243,000	6,309,819
1.25%, 10/31/18	4,326,000	4,349,659
3.75%, 11/15/18	5,064,000	5,543,100
1.25%, 11/30/18	3,548,000	3,565,186
1.38%, 12/31/18	5,910,000	5,961,712
1.25%, 01/31/19	3,507,000	3,520,425
2.75%, 02/15/19	2,447,000	2,593,057
1.38%, 02/28/19	4,008,000	4,038,373
1.50%, 02/28/19	3,087,000	3,125,347
1.25%, 04/30/19	2,653,000	2,656,523
3.13%, 05/15/19	4,313,000	4,640,180
1.50%, 05/31/19	1,826,000	1,845,829
1.00%, 06/30/19	2,289,000	2,265,931
1.63%, 06/30/19	1,333,000	1,353,828
1.63%, 07/31/19	3,944,000	4,003,468
3.63%, 08/15/19	5,175,000	5,691,693
1.00%, 09/30/19	4,661,000	4,598,365
3.38%, 11/15/19	3,872,000	4,228,344
1.00%, 11/30/19	2,786,000	2,743,993
1.50%, 11/30/19	3,277,000	3,302,344
1.13%, 12/31/19	4,167,000	4,127,609
1.25%, 01/31/20	2,000,000	1,989,844
3.63%, 02/15/20	7,549,000	8,365,236
1.25%, 02/29/20	5,857,000	5,825,425
1.38%, 02/29/20	3,027,000	3,027,944
1.13%, 04/30/20	2,274,000	2,244,331
3.50%, 05/15/20	3,830,000	4,226,168
1.38%, 05/31/20	5,538,000	5,528,480
2.63%, 08/15/20	6,495,000	6,883,180
2.00%, 09/30/20	2,423,000	2,489,066
1.75%, 10/31/20	2,463,000	2,495,327
2.63%, 11/15/20	5,384,000	5,704,515
2.00%, 11/30/20	2,787,000	2,859,507
2.38%, 12/31/20	2,695,000	2,819,644
2.13%, 01/31/21	5,956,000	6,145,847
3.63%, 02/15/21	4,922,000	5,494,566
2.00%, 02/28/21	2,137,000	2,189,256
2.25%, 04/30/21	2,986,000	3,099,608
3.13%, 05/15/21	4,954,000	5,393,667
2.00%, 05/31/21	5,263,000	5,389,638
2.13%, 06/30/21	2,128,000	2,191,008
2.25%, 07/31/21	2,545,000	2,639,442
2.13%, 08/15/21	4,004,000	4,121,617
2.00%, 10/31/21	3,889,000	3,969,514
1.88%, 11/30/21	3,786,000	3,832,734
1.50%, 01/31/22	2,250,000	2,221,173
2.00%, 02/15/22	2,335,000	2,383,342
1.75%, 02/28/22	2,006,000	2,011,799
1.75%, 05/15/22	5,368,000	5,383,095
1.63%, 08/15/22	4,628,000	4,591,119
1.63%, 11/15/22	1,387,000	1,373,780
2.00%, 02/15/23	11,713,000	11,904,250
1.75%, 05/15/23	5,046,000	5,019,196
2.50%, 08/15/23	4,256,000	4,479,440
2.75%, 11/15/23	5,747,000	6,163,209
2.75%, 02/15/24	8,355,000	8,954,864
2.38%, 08/15/24	5,893,000	6,126,416
2.25%, 11/15/24	6,519,000	6,702,347
2.00%, 02/15/25 (b)	4,512,000	4,540,904

Total U.S. Government Securities
(Cost $277,501,932)		281,493,188

	Number	Value
Security	of Shares	($)

Other Investment Companies 0.9% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	132,776	132,776

 1

 Schwab Intermediate-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Securities Lending Collateral 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	2,256,390	2,256,390

Total Other Investment Companies
(Cost $2,389,166)		2,389,166

End of Investments

At 03/31/15, the tax basis cost of the fund’s investments was $279,892,110 and the unrealized appreciation and depreciation were $4,046,780 and ($56,536), respectively, with a net unrealized appreciation of $3,990,244.

(a)	The rate shown is the 7-day yield.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $2,210,068.

Under procedures approved by the fund’s Board of Trustees (the “Board“), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security’s market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs“).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

2

 Schwab Intermediate-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAV, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2015:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Government Securities[1]	$—	$281,493,188	$—	$281,493,188
Other Investment Companies[1]	2,389,166	—	—	2,389,166

Total	$2,389,166	$281,493,188	$—	$283,882,354

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

REG59500MAR15

 3

Schwab Strategic Trust
Schwab U.S. Aggregate Bond ETF™

Portfolio Holdings as of March 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

0.6%		Asset-Backed Obligations	8,282,629	8,315,104
1.9%		Commercial Mortgage-Backed Securities	28,028,273	28,485,073
23.3%		Corporate Bonds	334,882,983	343,223,609
5.3%		Foreign Securities	76,150,352	77,231,484
28.2%		Mortgage-Backed Securities	406,686,209	414,182,473
1.0%		Municipal Bonds	13,779,626	14,435,788
39.1%		U.S. Government and Government Agencies	563,845,590	575,444,820
0.3%		Other Investment Company	3,947,059	3,947,059
8.1%		Short-Term Investments	119,499,308	119,499,506

107.8%		Total Investments	1,555,102,029	1,584,764,916
(0	.0)%	TBA Sale Commitments	(532,156)	(534,166)
(7	.8)%	Other Assets and Liabilities, Net		(114,330,270)

100.0%		Net Assets		1,469,900,480

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

Asset-Backed Obligations 0.6% of net assets

American Express Credit Account Master Trust
Series 2014-3 Class A
1.49%, 04/15/20 (b)	326,000	328,782
Series 2014-4 Class A
1.43%, 06/15/20 (b)	100,000	100,549
Capital One Multi-Asset Execution Trust
Series 2014-A5 Class A
1.48%, 07/15/20 (b)	200,000	201,579
Series 2007-A7 Class A7
5.75%, 07/15/20 (b)	250,000	277,373
Chase Issuance Trust
Series 2014-A7 Class A
1.38%, 11/15/19 (b)	200,000	200,874
Series 2012-A4 Class A4
1.58%, 08/16/21 (b)	300,000	297,329
Series 2014-A2 Class A2
2.77%, 03/15/23 (b)	200,000	206,893
Citibank Credit Card Issuance Trust
Series 2006-A3 Class A3
5.30%, 03/15/18 (b)	150,000	156,706
Series 2014-A4 Class A4
1.23%, 04/24/19 (b)	1,100,000	1,104,304
Series 2007-A8 Class A8
5.65%, 09/20/19 (b)	500,000	554,258
Series 2008-A1 Class A1
5.35%, 02/07/20 (b)	200,000	222,430
Series 2014-A8 Class A8
1.73%, 04/09/20 (b)	200,000	202,320
Series 2014-A1 Class A1
2.88%, 01/23/23 (b)	225,000	234,483
Discover Card Execution Note Trust
Series 2014-A4 Class A4
2.12%, 12/15/21 (b)	1,000,000	1,017,604
Series 2012-A6 Class A6
1.67%, 01/18/22 (b)	600,000	597,350
Ford Credit Auto Owner Trust
Series 2013-A Class A4
0.78%, 05/15/18 (b)	100,000	99,993
Series 2013-C Class A4
1.25%, 10/15/18 (b)	225,000	226,292
Honda Auto Receivables Owner Trust
Series 2014-2 Class A4
1.18%, 05/18/20 (b)	200,000	200,188
Hyundai Auto Receivables Trust
Series 2013-A Class A4
0.75%, 09/17/18 (b)	470,000	469,599
Series 2013-C Class A4
1.55%, 03/15/19 (b)	150,000	151,658
Nissan Auto Receivables Owner Trust
Series 2013-A Class A4
0.75%, 07/15/19 (b)	200,000	200,012
Series 2013-B Class A4
1.31%, 10/15/19 (b)	100,000	100,533
Volkswagen Auto Loan Enhanced Trust
Series 2014-1 Class A3
0.91%, 10/22/18 (b)	300,000	299,717
Series 2012-2 Class A4
0.66%, 03/20/19 (b)	500,000	498,572
World Financial Network Credit Card Master Trust
Series 2013-A Class A
1.61%, 12/15/21 (b)	210,000	210,660
World Omni Auto Receivables Trust
Series 2014-B Class A3
1.14%, 01/15/20 (b)	155,000	155,046

Total Asset-Backed Obligations
(Cost $8,282,629)		8,315,104

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

Commercial Mortgage-Backed Securities 1.9% of net assets

Banc of America Commercial Mortgage Trust
Series 2007-2 Class A4
5.59%, 04/10/49 (a)(b)	500,000	530,076
Series 2007-4 Class A4
5.75%, 02/10/51 (a)(b)	165,886	180,371
Bear Stearns Commercial Mortgage Securities
Series 2006-T24 Class A4
5.54%, 10/12/41 (b)	782,632	821,513
Series 2007-T28 Class A4
5.74%, 09/11/42 (a)(b)	1,590,000	1,729,232
Series 2007-T26 Class A4
5.47%, 01/12/45 (a)(b)	870,229	927,316
Series 2007-PW17 Class A4
5.69%, 06/11/50 (a)(b)	300,000	324,493
Citigroup Commercial Mortgage Trust
Series 2013-GC17 Class A4
4.13%, 11/10/46 (b)	750,000	834,154
Series 2014-GC19 Class A2
2.79%, 03/10/47 (b)	130,000	134,975
Series 2014-GC23 Class A2
2.85%, 07/10/47 (b)	570,000	592,407
COMM 2012-CCRE4 Mortgage Trust
Series 2012-CR4 Class A3
2.85%, 10/15/45 (b)	300,000	308,423
COMM 2013-CCRE11 Mortgage Trust
Series 2013-CR11 Class A4
4.26%, 10/10/46 (b)	340,000	382,427
COMM 2013-LC6 Mortgage Trust
Series 2013-LC6 Class A2
1.91%, 01/10/46 (b)	150,000	151,790
COMM 2014-CCRE14 Mortgage Trust
Series 2014-CR14 Class A3
3.96%, 02/10/47 (b)	240,000	264,984
COMM 2014-CCRE16 Mortgage Trust
Series 2014-CR16 Class ASB
3.65%, 04/10/47 (b)	630,000	675,419
Commercial Mortgage Loan Trust 2008-LS1
Series 2008-LS1 Class A4B
6.03%, 12/10/49 (a)(b)	462,007	494,694
Commercial Mortgage Pass Through Certificates
Series 2012-CR3 Class A3
2.82%, 10/15/45 (b)	260,000	267,084
Fannie Mae
Series 2013-M12 Class A
1.53%, 10/25/17 (b)	262,584	265,878
Series 2009-M1 Class A2
4.29%, 07/25/19 (b)	184,411	202,175
Series 2010-M3 Class A3
4.33%, 03/25/20 (a)(b)	205,000	227,196
Series 2014-M6 Class A2
2.68%, 05/25/21 (b)	650,000	673,967
Series 2011-M5 Class A2
2.94%, 07/25/21 (b)	800,000	841,024
Freddie Mac
Series K704 Class A2
2.41%, 08/25/18 (b)	70,000	72,449
Series K705 Class A2
2.30%, 09/25/18 (b)	200,000	206,340
Series K708 Class A2
2.13%, 01/25/19 (b)	305,000	312,831
Series K710 Class A2
1.88%, 05/25/19 (b)	120,000	121,842
Series K014 Class A1
2.79%, 10/25/20 (b)	618,396	643,681
Series K714 Class A2
3.03%, 10/25/20 (b)	365,000	388,441
Series K010 Class A2
4.33%, 10/25/20 (b)	105,000	117,881
Series K012 Class A2
4.19%, 12/25/20 (a)(b)	130,000	145,343
Series K013 Class A2
3.97%, 01/25/21 (a)(b)	50,000	55,374
Series K014 Class A2
3.87%, 04/25/21 (b)	165,000	182,072
Series K017 Class A2
2.87%, 12/25/21 (b)	100,000	104,737
Series K022 Class A2
2.36%, 07/25/22 (b)	600,000	609,240
Series K025 Class A2
2.68%, 10/25/22 (b)	200,000	206,511
Series K026 Class A2
2.51%, 11/25/22 (b)	1,100,000	1,122,644
Series K027 Class A2
2.64%, 01/25/23 (b)	220,000	226,373
Series K033 Class A1
2.87%, 02/25/23 (b)	142,766	149,649
Series K029 Class A2
3.32%, 02/25/23 (a)(b)	375,000	403,878
Series K033 Class A2
3.06%, 07/25/23 (b)	540,000	569,657
Series K035 Class A2
3.46%, 08/25/23 (a)(b)	450,000	488,070
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	415,000	438,293
GS Mortgage Securities Trust
Series 2011-GC5 Class A4
3.71%, 08/10/44 (b)	233,000	251,981
Series 2013-GC12 Class A4
3.14%, 06/10/46 (a)(b)	195,000	203,109
Series 2013-GC16 Class A2
3.03%, 11/10/46 (b)	700,000	729,875
Series 2014-GC18 Class A2
2.92%, 01/10/47 (b)	400,000	417,484
Series 2014-GC20 Class A3
3.68%, 04/10/47 (b)	300,000	320,503
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C6 Class A3
3.51%, 05/15/45 (b)	400,000	428,802
Series 2012-CBX Class A3
3.14%, 06/15/45 (b)	184,390	190,871
Series 2012-CBX Class A4
3.48%, 06/15/45 (b)	250,000	267,252
Series 2013-C12 Class ASB
3.16%, 07/15/45 (b)	315,000	329,702
Series 2013-C13 Class A2
2.67%, 01/15/46 (b)	200,000	207,016
Series 2013-C14 Class A2
3.02%, 08/15/46 (b)	1,000,000	1,047,160

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Series 2011-C5 Class A3
4.17%, 08/15/46 (b)	400,000	443,816
Series 2013-C16 Class A2
3.07%, 12/15/46 (b)	273,916	287,188
Series 2007-CB18 Class A4
5.44%, 06/12/47 (b)	382,938	404,735
Series 2007-CB20 Class A4
5.79%, 02/12/51 (a)(b)	249,644	269,792
LB-UBS Commercial Mortgage Trust
Series 2007-C2 Class A3
5.43%, 02/15/40 (b)	310,187	331,072
Merrill Lynch Mortgage Trust
Series 2008-C1 Class A4
5.69%, 02/12/51 (b)	146,401	159,099
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13 Class A2
2.94%, 11/15/46 (b)	280,000	291,534
Series 2014-C14 Class A3
3.67%, 02/15/47 (b)	855,000	912,271
Series 2014-C16 Class A5
3.89%, 06/15/47 (b)	200,000	218,690
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
2.85%, 12/10/45 (b)	500,000	511,714
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29 Class A4
5.31%, 11/15/48 (b)	194,301	204,225
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(b)	640,000	716,493
Series 2013-C12 Class A4
3.20%, 03/15/48 (b)	145,000	152,055
WFRBS Commercial Mortgage Trust
Series 2013-C11 Class A2
2.03%, 03/15/45 (b)	600,000	610,278
Series 2012-C7 Class A1
2.30%, 06/15/45 (b)	161,216	163,313
Series 2013-C14 Class A5
3.34%, 06/15/46 (b)	100,000	105,721
Series 2013-C15 Class A4
4.15%, 08/15/46 (a)(b)	255,000	284,671
Series 2014-C20 Class ASB
3.64%, 05/15/47 (b)	65,000	69,934
Series 2013-C12 Class A2
2.07%, 03/15/48 (b)	550,000	559,813

Total Commercial Mortgage-Backed Securities
(Cost $28,028,273)		28,485,073

Corporate Bonds 23.3% of net assets

Finance 7.6%

Banking 5.2%
Abbey National Treasury Services PLC
4.00%, 04/27/16	100,000	103,136
3.05%, 08/23/18	300,000	312,756
American Express Co.
7.00%, 03/19/18	250,000	289,026
8.13%, 05/20/19	250,000	309,367
American Express Credit Corp.
2.80%, 09/19/16	500,000	514,237
2.38%, 03/24/17	300,000	308,196
Bank of America Corp.
6.05%, 05/16/16	600,000	630,008
6.50%, 08/01/16	200,000	213,518
5.75%, 08/15/16	100,000	105,845
5.42%, 03/15/17	1,000,000	1,068,587
6.88%, 04/25/18	300,000	343,397
5.65%, 05/01/18	800,000	888,046
2.65%, 04/01/19	1,500,000	1,529,842
7.63%, 06/01/19	1,000,000	1,208,088
5.63%, 07/01/20	1,750,000	2,019,855
5.88%, 01/05/21	300,000	351,080
5.00%, 05/13/21	500,000	565,141
3.30%, 01/11/23	800,000	811,260
4.00%, 04/01/24	750,000	798,693
6.22%, 09/15/26	150,000	181,186
7.75%, 05/14/38	250,000	361,165
5.88%, 02/07/42	500,000	638,457
4.88%, 04/01/44	500,000	565,057
Bank of Montreal
2.50%, 01/11/17	500,000	514,312
2.38%, 01/25/19 (b)	600,000	614,605
Bank of New York Mellon Corp.
2.30%, 07/28/16	100,000	102,024
Bank of Nova Scotia
1.38%, 07/15/16	200,000	201,776
2.05%, 10/30/18	250,000	253,677
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.35%, 02/23/17	100,000	101,878
Barclays Bank PLC
5.00%, 09/22/16	100,000	105,725
2.50%, 02/20/19	700,000	714,633
5.14%, 10/14/20	200,000	222,473
BB&T Corp.
3.20%, 03/15/16 (b)	500,000	510,636
3.95%, 03/22/22 (b)	100,000	107,391
BNP Paribas S.A.
5.00%, 01/15/21	200,000	226,992
3.25%, 03/03/23	350,000	358,241
4.25%, 10/15/24	300,000	309,388
BPCE S.A.
1.63%, 02/10/17	750,000	757,221
2.50%, 12/10/18	1,500,000	1,537,251
2.50%, 07/15/19	1,000,000	1,020,578
4.00%, 04/15/24	1,000,000	1,070,072
Capital One Bank USA NA
2.25%, 02/13/19 (b)	500,000	503,109
3.38%, 02/15/23	750,000	760,903
Capital One Financial Corp.
3.15%, 07/15/16	650,000	666,826
4.75%, 07/15/21	250,000	280,693
Capital One NA
2.40%, 09/05/19 (b)	250,000	251,161
Citigroup, Inc.
4.45%, 01/10/17	1,000,000	1,054,398
2.40%, 02/18/20	1,000,000	1,004,715
4.05%, 07/30/22	500,000	525,370
3.88%, 10/25/23	1,000,000	1,057,495
5.50%, 09/13/25	500,000	567,842
5.85%, 12/11/34	500,000	616,338
6.68%, 09/13/43	250,000	334,591

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Credit Suisse USA, Inc.
4.38%, 08/05/20	750,000	832,933
3.63%, 09/09/24	300,000	310,441
Deutsche Bank AG
1.35%, 05/30/17	100,000	99,938
3.70%, 05/30/24	500,000	513,113
Fifth Third Bancorp
5.45%, 01/15/17	600,000	642,357
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	253,725
Goldman Sachs Group, Inc.
5.75%, 10/01/16	500,000	533,685
5.63%, 01/15/17	750,000	804,418
5.95%, 01/18/18	600,000	668,518
2.38%, 01/22/18	1,000,000	1,020,844
6.15%, 04/01/18	500,000	562,354
2.63%, 01/31/19	750,000	766,666
5.38%, 03/15/20	500,000	567,751
5.25%, 07/27/21	450,000	512,165
5.75%, 01/24/22	100,000	116,836
3.63%, 01/22/23	1,500,000	1,554,190
3.85%, 07/08/24 (b)	650,000	681,049
6.13%, 02/15/33	250,000	319,807
6.75%, 10/01/37	100,000	131,560
4.80%, 07/08/44 (b)	500,000	557,553
HSBC Holdings PLC
5.10%, 04/05/21	850,000	972,029
6.50%, 09/15/37	200,000	256,027
HSBC USA, Inc.
5.00%, 09/27/20	400,000	449,564
JPMorgan Chase & Co.
1.35%, 02/15/17	1,000,000	1,004,139
6.00%, 01/15/18	1,750,000	1,958,197
6.30%, 04/23/19 (h)	1,000,000	1,162,269
2.25%, 01/23/20 (b)	200,000	200,562
3.38%, 05/01/23	250,000	251,947
3.88%, 02/01/24	400,000	423,614
3.88%, 09/10/24	350,000	359,486
3.13%, 01/23/25 (b)	250,000	251,042
6.40%, 05/15/38	650,000	875,019
5.40%, 01/06/42 (h)	600,000	721,181
KeyBank NA
1.10%, 11/25/16 (b)	100,000	100,133
Lloyds Bank PLC
4.20%, 03/28/17	500,000	528,684
2.30%, 11/27/18	250,000	254,395
2.35%, 09/05/19	200,000	202,680
6.38%, 01/21/21	500,000	605,661
Lloyds Banking Group PLC
4.50%, 11/04/24	500,000	520,353
Manufacturers & Traders Trust Co.
5.63%, 12/01/21 (a)(b)	250,000	261,625
Morgan Stanley
5.45%, 01/09/17	1,050,000	1,123,694
5.95%, 12/28/17	750,000	832,048
6.63%, 04/01/18	200,000	227,627
7.30%, 05/13/19 (h)	200,000	239,480
2.38%, 07/23/19	1,000,000	1,008,075
5.63%, 09/23/19	1,000,000	1,139,410
3.75%, 02/25/23	1,000,000	1,049,127
4.10%, 05/22/23	250,000	260,447
5.00%, 11/24/25	500,000	553,020
6.25%, 08/09/26	150,000	186,671
4.35%, 09/08/26	1,000,000	1,049,682
7.25%, 04/01/32 (h)	100,000	139,736
6.38%, 07/24/42	200,000	267,731
4.30%, 01/27/45	400,000	416,254
National Australia Bank Ltd.
3.00%, 01/20/23	250,000	255,573
PNC Bank NA
2.95%, 01/30/23 (b)	250,000	251,302
PNC Financial Services Group, Inc.
3.90%, 04/29/24 (b)	500,000	524,771
PNC Funding Corp.
5.63%, 02/01/17	300,000	322,643
Rabobank Nederland
4.63%, 12/01/23	450,000	487,347
Regions Bank
6.45%, 06/26/37	250,000	316,437
Regions Financial Corp.
2.00%, 05/15/18 (b)	1,000,000	999,824
Royal Bank of Canada
1.20%, 09/19/17	250,000	250,277
2.20%, 07/27/18	750,000	766,417
2.15%, 03/15/19	750,000	761,746
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	500,000	579,338
Santander Holdings USA, Inc.
4.63%, 04/19/16	150,000	155,392
Sumitomo Mitsui Banking Corp.
1.80%, 07/18/17	500,000	503,561
3.40%, 07/11/24	500,000	517,728
Svenska Handelsbanken AB
2.88%, 04/04/17	250,000	258,584
Toronto-Dominion Bank
2.13%, 07/02/19	750,000	760,303
UBS AG
5.88%, 12/20/17	600,000	666,461
5.75%, 04/25/18	500,000	559,691
2.38%, 08/14/19	1,000,000	1,008,598
4.88%, 08/04/20	300,000	340,181
US Bancorp
3.00%, 03/15/22 (b)	100,000	103,750
Wachovia Corp.
5.75%, 02/01/18	500,000	559,487
5.50%, 08/01/35	250,000	295,503
Wells Fargo & Co.
3.68%, 06/15/16 (a)	350,000	362,515
1.40%, 09/08/17	500,000	502,390
5.63%, 12/11/17	150,000	166,722
1.50%, 01/16/18	500,000	502,734
2.13%, 04/22/19	500,000	506,373
3.45%, 02/13/23	250,000	256,064
5.38%, 02/07/35	500,000	615,074
5.38%, 11/02/43	175,000	206,954
Westpac Banking Corp.
4.88%, 11/19/19	400,000	450,127

		76,583,636

Brokerage 0.2%
BlackRock, Inc.
5.00%, 12/10/19	150,000	170,883
3.50%, 03/18/24	1,000,000	1,060,013
Jefferies Group LLC
5.13%, 01/20/23	700,000	727,767

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
6.25%, 01/15/36	150,000	150,637
Nomura Holdings, Inc.
2.75%, 03/19/19	300,000	307,280
6.70%, 03/04/20 (h)	250,000	299,349

		2,715,929

Finance Company 0.5%
Air Lease Corp.
3.38%, 01/15/19 (b)	200,000	205,000
American Express Co.
6.80%, 09/01/66 (a)(b)	250,000	263,175
GATX Corp.
1.25%, 03/04/17	100,000	99,636
5.20%, 03/15/44 (b)	200,000	225,174
General Electric Capital Corp.
1.50%, 07/12/16	250,000	252,742
1.63%, 04/02/18	500,000	504,105
6.00%, 08/07/19	350,000	409,260
2.20%, 01/09/20 (b)	250,000	252,926
4.38%, 09/16/20	300,000	333,439
4.63%, 01/07/21	250,000	281,838
4.65%, 10/17/21	250,000	283,348
3.10%, 01/09/23	200,000	206,209
6.75%, 03/15/32	500,000	693,512
6.15%, 08/07/37	150,000	199,783
5.88%, 01/14/38	450,000	583,021
6.88%, 01/10/39	100,000	144,346
6.38%, 11/15/67 (a)(b)	250,000	271,875
HSBC Finance Corp.
6.68%, 01/15/21	350,000	416,110
International Lease Finance Corp.
7.13%, 09/01/18 (c)	500,000	562,500
Synchrony Financial
3.00%, 08/15/19 (b)	250,000	255,580
3.75%, 08/15/21 (b)	900,000	934,076
4.25%, 08/15/24 (b)	500,000	523,494

		7,901,149

Insurance 1.1%
ACE INA Holdings, Inc.
2.70%, 03/13/23	500,000	499,845
Aetna, Inc.
3.95%, 09/01/20	100,000	109,053
Aflac, Inc.
2.65%, 02/15/17	300,000	309,404
3.63%, 06/15/23	500,000	526,463
3.63%, 11/15/24	500,000	524,660
Allstate Corp.
4.50%, 06/15/43	300,000	342,730
American International Group, Inc.
5.60%, 10/18/16	350,000	373,247
5.85%, 01/16/18	700,000	782,505
6.40%, 12/15/20	117,000	141,897
3.88%, 01/15/35 (b)	200,000	201,693
Anthem, Inc.
2.25%, 08/15/19	500,000	502,771
3.30%, 01/15/23	350,000	356,146
3.50%, 08/15/24 (b)	250,000	256,797
5.85%, 01/15/36	250,000	305,074
4.65%, 08/15/44 (b)	250,000	276,376
Aon Corp.
8.21%, 01/01/27	100,000	130,807
Assurant, Inc.
2.50%, 03/15/18	400,000	407,250
6.75%, 02/15/34	400,000	514,858
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	300,000	336,633
5.75%, 01/15/40	100,000	131,436
Berkshire Hathaway, Inc.
1.90%, 01/31/17	400,000	408,124
Chubb Corp.
6.00%, 05/11/37	250,000	336,117
Cigna Corp.
2.75%, 11/15/16	100,000	103,093
4.00%, 02/15/22 (b)	150,000	163,763
5.88%, 03/15/41 (b)	250,000	329,703
5.38%, 02/15/42 (b)	300,000	372,835
CNA Financial Corp.
7.35%, 11/15/19	250,000	301,327
Hartford Financial Services Group, Inc.
5.38%, 03/15/17	500,000	537,102
5.13%, 04/15/22	750,000	855,918
5.95%, 10/15/36	300,000	382,962
6.63%, 03/30/40	250,000	336,438
6.10%, 10/01/41	350,000	458,821
4.30%, 04/15/43	750,000	799,086
Lincoln National Corp.
4.00%, 09/01/23	150,000	158,842
MetLife, Inc.
5.70%, 06/15/35	250,000	318,037
4.88%, 11/13/43	150,000	173,551
Prudential Financial, Inc.
6.00%, 12/01/17	300,000	335,106
4.50%, 11/16/21	300,000	333,960
5.63%, 06/15/43 (a)(b)	200,000	213,000
The Progressive Corp.
3.70%, 01/26/45	300,000	299,270
Travelers Cos., Inc.
5.90%, 06/02/19	160,000	186,368
6.25%, 06/15/37	250,000	345,283
UnitedHealth Group, Inc.
1.40%, 10/15/17	500,000	505,173
6.00%, 02/15/18	150,000	169,857
2.88%, 03/15/22 (b)	250,000	254,598
Unum Group
5.63%, 09/15/20	100,000	114,738
Voya Financial Inc
2.90%, 02/15/18	750,000	774,385
5.70%, 07/15/43	200,000	246,935

		16,844,037

Other Financial 0.0%
CME Group, Inc.
3.00%, 09/15/22	200,000	207,658

		207,658

Real Estate Investment Trust 0.6%
Boston Properties LP
3.80%, 02/01/24 (b)	100,000	105,354
Brandywine Operating Partnership LP
3.95%, 02/15/23 (b)	750,000	763,120
DDR Corp.
3.63%, 02/01/25 (b)	200,000	200,003
Digital Realty Trust LP
5.88%, 02/01/20	250,000	283,825

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
5.25%, 03/15/21 (b)	250,000	278,598
Essex Portfolio LP
3.88%, 05/01/24 (b)	500,000	524,028
3.50%, 04/01/25 (b)	500,000	508,929
Federal Realty Investment Trust
4.50%, 12/01/44 (b)	350,000	379,728
HCP, Inc.
6.70%, 01/30/18	100,000	113,104
5.38%, 02/01/21 (b)	150,000	169,075
3.40%, 02/01/25 (b)	300,000	293,256
Health Care REIT, Inc.
4.13%, 04/01/19 (b)	500,000	536,872
4.50%, 01/15/24 (b)	400,000	430,233
Kilroy Realty LP
3.80%, 01/15/23 (b)	250,000	256,518
4.25%, 08/15/29 (b)	200,000	208,994
Kimco Realty Corp.
3.20%, 05/01/21 (b)	100,000	102,673
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (b)	100,000	105,860
Prologis LP
2.75%, 02/15/19 (b)	300,000	306,266
4.25%, 08/15/23 (b)	300,000	323,135
Realty Income Corp.
3.88%, 07/15/24 (b)	150,000	155,920
Regency Centers LP
5.88%, 06/15/17	750,000	820,322
Simon Property Group LP
2.15%, 09/15/17 (b)	500,000	510,639
6.13%, 05/30/18	150,000	171,021
5.65%, 02/01/20 (b)	102,000	118,137
Ventas Realty LP
4.25%, 03/01/22 (b)	200,000	214,732
3.25%, 08/15/22 (b)	250,000	251,197
4.38%, 02/01/45 (b)	250,000	253,366
WP Carey, Inc.
4.00%, 02/01/25 (b)	200,000	200,958

		8,585,863

		112,838,272

Industrial 13.9%

Basic Industry 1.2%
Agrium, Inc.
6.75%, 01/15/19	250,000	291,393
3.50%, 06/01/23 (b)	500,000	510,252
4.13%, 03/15/35 (b)	500,000	497,396
5.25%, 01/15/45 (b)	250,000	282,807
Air Products & Chemicals, Inc.
4.38%, 08/21/19	125,000	137,432
Airgas, Inc.
1.65%, 02/15/18 (b)	350,000	348,747
3.65%, 07/15/24 (b)	800,000	830,934
Barrick Gold Corp.
6.95%, 04/01/19	850,000	993,121
3.85%, 04/01/22	300,000	293,801
4.10%, 05/01/23	150,000	148,228
Barrick North America Finance LLC
4.40%, 05/30/21	500,000	514,172
5.70%, 05/30/41	250,000	252,246
5.75%, 05/01/43	300,000	312,260
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21	100,000	104,609
5.00%, 09/30/43	300,000	344,940
CF Industries, Inc.
7.13%, 05/01/20	100,000	120,626
Domtar Corp.
10.75%, 06/01/17	350,000	410,450
Dow Chemical Co.
8.55%, 05/15/19	225,000	281,956
3.00%, 11/15/22 (b)	250,000	252,570
4.25%, 10/01/34 (b)	500,000	510,267
5.25%, 11/15/41 (b)	200,000	225,776
Eastman Chemical Co.
2.70%, 01/15/20 (b)	350,000	355,450
3.60%, 08/15/22 (b)	100,000	104,113
Ecolab, Inc.
2.25%, 01/12/20	250,000	251,846
EI du Pont de Nemours & Co.
5.75%, 03/15/19	200,000	229,118
Glencore Canada Corp.
5.50%, 06/15/17	250,000	267,680
6.20%, 06/15/35	300,000	323,345
Goldcorp, Inc.
2.13%, 03/15/18	500,000	503,648
3.63%, 06/09/21 (b)	200,000	203,642
3.70%, 03/15/23 (b)	300,000	297,463
5.45%, 06/09/44 (b)	200,000	209,283
International Paper Co.
7.50%, 08/15/21 (h)	250,000	314,514
4.75%, 02/15/22 (b)	250,000	276,773
Kinross Gold Corp.
5.13%, 09/01/21 (b)	250,000	239,440
5.95%, 03/15/24 (b)	150,000	139,144
6.88%, 09/01/41 (b)	150,000	135,504
LYB International Finance BV
4.00%, 07/15/23	300,000	318,342
5.25%, 07/15/43	250,000	279,666
LyondellBasell Industries NV
5.00%, 04/15/19 (b)	650,000	717,419
6.00%, 11/15/21 (b)	250,000	294,284
Monsanto Co.
4.20%, 07/15/34 (b)	250,000	268,793
Mosaic Co.
4.25%, 11/15/23 (b)	250,000	267,099
Newmont Mining Corp.
3.50%, 03/15/22 (b)	150,000	145,808
6.25%, 10/01/39	150,000	153,160
Nucor Corp.
4.13%, 09/15/22 (b)	250,000	267,621
5.20%, 08/01/43 (b)	300,000	338,882
Packaging Corp. of America
3.90%, 06/15/22 (b)	350,000	364,383
3.65%, 09/15/24 (b)	300,000	302,240
Potash Corp. of Saskatchewan, Inc.
5.88%, 12/01/36	100,000	126,254
Rio Tinto Finance USA Ltd.
6.50%, 07/15/18	100,000	114,969
Rio Tinto Finance USA PLC
3.50%, 03/22/22 (b)	100,000	103,474
4.75%, 03/22/42 (b)	100,000	107,753
Southern Copper Corp.
5.25%, 11/08/42	100,000	91,655

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Teck Resources Ltd.
6.25%, 07/15/41 (b)	100,000	97,185
Vale Overseas Ltd.
6.25%, 01/23/17	100,000	106,061
4.38%, 01/11/22	750,000	724,703
6.88%, 11/21/36	100,000	97,220
Vale S.A.
5.63%, 09/11/42	200,000	174,080
Valspar Corp.
4.20%, 01/15/22 (b)	100,000	106,427
Weyerhaeuser Co.
7.38%, 03/15/32	100,000	134,710

		17,217,134

Capital Goods 1.1%
ABB Finance USA, Inc.
1.63%, 05/08/17	100,000	101,093
2.88%, 05/08/22	100,000	102,197
Avery Dennison Corp.
5.38%, 04/15/20	105,000	115,611
Boeing Co.
3.75%, 11/20/16	500,000	524,565
0.95%, 05/15/18	250,000	248,031
4.88%, 02/15/20	250,000	287,655
3.50%, 03/01/45 (b)	250,000	248,688
Caterpillar Financial Services Corp.
1.25%, 11/06/17	400,000	401,184
7.15%, 02/15/19	250,000	300,173
Caterpillar, Inc.
5.70%, 08/15/16	200,000	213,794
6.05%, 08/15/36	150,000	195,582
CRH America, Inc.
6.00%, 09/30/16	100,000	106,690
Deere & Co.
2.60%, 06/08/22 (b)	200,000	201,084
5.38%, 10/16/29	150,000	185,021
Eaton Corp.
1.50%, 11/02/17	150,000	150,665
4.00%, 11/02/32	100,000	105,463
4.15%, 11/02/42	100,000	103,453
General Dynamics Corp.
1.00%, 11/15/17	300,000	300,122
General Electric Co.
5.25%, 12/06/17	700,000	773,011
2.70%, 10/09/22	600,000	611,296
3.38%, 03/11/24	600,000	635,894
4.13%, 10/09/42	200,000	211,973
4.50%, 03/11/44	400,000	450,901
Illinois Tool Works, Inc.
3.90%, 09/01/42 (b)	100,000	103,502
Ingersoll-Rand Luxembourg Finance S.A.
2.63%, 05/01/20 (b)	500,000	505,589
John Deere Capital Corp.
5.50%, 04/13/17	200,000	218,253
1.55%, 12/15/17	450,000	454,970
1.35%, 01/16/18	200,000	200,878
1.70%, 01/15/20	750,000	744,304
L-3 Communications Corp.
4.95%, 02/15/21 (b)	500,000	553,701
Lockheed Martin Corp.
4.25%, 11/15/19 (h)	250,000	274,875
3.35%, 09/15/21	100,000	106,272
Northrop Grumman Corp.
4.75%, 06/01/43	250,000	283,172
Owens Corning
4.20%, 12/15/22 (b)	500,000	522,611
Republic Services, Inc.
3.80%, 05/15/18	200,000	212,200
5.00%, 03/01/20	500,000	561,265
4.75%, 05/15/23 (b)	500,000	564,306
5.70%, 05/15/41 (b)	200,000	252,742
Roper Industries, Inc.
3.13%, 11/15/22 (b)	250,000	249,504
Textron, Inc.
5.95%, 09/21/21 (b)	200,000	234,195
3.88%, 03/01/25 (b)	250,000	258,781
United Technologies Corp.
1.80%, 06/01/17	400,000	407,578
5.38%, 12/15/17	300,000	333,499
6.13%, 02/01/19	400,000	466,175
3.10%, 06/01/22	100,000	104,211
6.13%, 07/15/38	150,000	200,367
4.50%, 06/01/42	900,000	1,002,284
Valmont Industries, Inc.
5.00%, 10/01/44 (b)	200,000	195,375
Waste Management, Inc.
2.90%, 09/15/22 (b)	400,000	403,524

		15,988,279

Communications 2.4%
21st Century Fox America, Inc.
6.90%, 03/01/19 (h)	180,000	213,189
4.00%, 10/01/23	400,000	429,330
6.15%, 03/01/37 (h)	200,000	259,109
6.15%, 02/15/41	350,000	454,144
America Movil S.A.B. de C.V.
2.38%, 09/08/16	200,000	203,528
3.13%, 07/16/22	200,000	203,920
6.13%, 03/30/40	500,000	624,905
4.38%, 07/16/42	150,000	150,729
American Tower Corp.
3.40%, 02/15/19	750,000	775,213
5.05%, 09/01/20	250,000	276,473
5.00%, 02/15/24	100,000	109,547
AT&T Mobility LLC
7.13%, 12/15/31	50,000	67,104
AT&T, Inc.
1.40%, 12/01/17	750,000	746,519
5.50%, 02/01/18	400,000	440,628
5.80%, 02/15/19	200,000	226,831
3.00%, 02/15/22	350,000	351,738
6.15%, 09/15/34	200,000	237,162
5.35%, 09/01/40	250,000	273,809
5.55%, 08/15/41	400,000	451,490
4.30%, 12/15/42 (b)	200,000	192,060
4.80%, 06/15/44 (b)	750,000	771,063
4.35%, 06/15/45 (b)	200,000	192,082
British Telecommunications PLC
1.63%, 06/28/16	500,000	503,850
CBS Corp.
5.50%, 05/15/33	300,000	335,151
4.90%, 08/15/44 (b)	400,000	425,465
4.60%, 01/15/45 (b)	250,000	255,536
CC Holdings GS V LLC
3.85%, 04/15/23	200,000	202,826

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Comcast Corp.
5.15%, 03/01/20	500,000	575,296
3.38%, 02/15/25 (b)	100,000	104,708
6.95%, 08/15/37	350,000	498,775
4.65%, 07/15/42	500,000	559,586
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (a)	100,000	153,239
DIRECTV Holdings LLC
5.88%, 10/01/19	400,000	461,234
4.60%, 02/15/21 (b)	500,000	547,445
4.45%, 04/01/24 (b)	200,000	213,995
3.95%, 01/15/25 (b)	250,000	258,091
6.00%, 08/15/40 (b)	450,000	511,889
5.15%, 03/15/42	400,000	419,576
Discovery Communications LLC
3.45%, 03/15/25 (b)	500,000	500,643
Embarq Corp.
7.08%, 06/01/16	250,000	265,261
8.00%, 06/01/36	750,000	893,700
Grupo Televisa S.A.B.
6.00%, 05/15/18	200,000	227,818
5.00%, 05/13/45	350,000	366,048
NBCUniversal Media LLC
4.38%, 04/01/21 (h)	250,000	278,903
5.95%, 04/01/41	350,000	459,431
Omnicom Group, Inc.
3.65%, 11/01/24 (b)	250,000	259,124
Orange S.A.
2.75%, 02/06/19	250,000	259,163
5.38%, 01/13/42	250,000	291,443
Qwest Corp.
6.75%, 12/01/21	350,000	401,734
Rogers Communications, Inc.
3.00%, 03/15/23 (b)	250,000	249,223
TCI Communications, Inc.
7.13%, 02/15/28	300,000	413,540
Telefonica Emisiones S.A.U.
6.22%, 07/03/17	150,000	165,710
5.13%, 04/27/20	250,000	282,502
5.46%, 02/16/21	250,000	286,072
4.57%, 04/27/23	150,000	165,342
7.05%, 06/20/36	150,000	207,848
Telefonos de Mexico S.A.B. de C.V.
5.50%, 11/15/19	100,000	113,700
Time Warner Cable, Inc.
5.85%, 05/01/17	900,000	979,391
5.00%, 02/01/20	250,000	279,291
6.55%, 05/01/37	500,000	629,932
Time Warner Entertainment Co. LP
8.38%, 07/15/33	300,000	441,170
Time Warner, Inc.
5.88%, 11/15/16	250,000	269,286
2.10%, 06/01/19	750,000	754,555
4.75%, 03/29/21	300,000	335,392
3.55%, 06/01/24 (b)	400,000	415,071
7.63%, 04/15/31	100,000	140,184
7.70%, 05/01/32	200,000	285,186
6.50%, 11/15/36	250,000	325,486
Verizon Communications, Inc.
2.50%, 09/15/16	206,000	210,459
1.35%, 06/09/17	750,000	750,892
3.65%, 09/14/18	650,000	691,514
6.35%, 04/01/19	200,000	232,950
4.50%, 09/15/20	500,000	552,539
4.60%, 04/01/21	500,000	556,077
3.00%, 11/01/21 (b)	500,000	510,732
4.15%, 03/15/24 (b)	250,000	268,756
3.50%, 11/01/24 (b)	500,000	512,720
7.75%, 12/01/30	100,000	141,215
6.40%, 09/15/33	750,000	937,741
4.40%, 11/01/34 (b)	1,000,000	1,021,998
5.85%, 09/15/35	200,000	237,225
6.55%, 09/15/43	500,000	652,036
4.52%, 09/15/48 (c)	388,000	387,899
5.01%, 08/21/54	300,000	312,642
Viacom, Inc.
2.50%, 12/15/16	500,000	511,431
4.50%, 03/01/21	1,000,000	1,085,057
4.25%, 09/01/23 (b)	150,000	158,748
3.88%, 04/01/24 (b)	400,000	412,306
6.88%, 04/30/36	200,000	248,090
Vodafone Group PLC
5.45%, 06/10/19	250,000	284,216
Walt Disney Co.
1.35%, 08/16/16	150,000	151,647
1.10%, 12/01/17	250,000	250,299

		35,698,573

Consumer Cyclical 1.5%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (b)(c)	250,000	252,138
4.50%, 11/28/34 (b)(c)	500,000	505,537
Amazon.com, Inc.
2.50%, 11/29/22 (b)	400,000	393,839
3.80%, 12/05/24 (b)	500,000	526,537
4.95%, 12/05/44 (b)	500,000	547,668
AutoZone, Inc.
3.70%, 04/15/22 (b)	500,000	522,130
Carnival Corp.
1.88%, 12/15/17	250,000	251,057
3.95%, 10/15/20	350,000	372,491
CVS Health Corp.
5.75%, 06/01/17	500,000	549,345
2.25%, 08/12/19 (b)	250,000	254,117
4.75%, 05/18/20 (b)	500,000	565,775
3.38%, 08/12/24 (b)	250,000	259,758
5.30%, 12/05/43 (b)	200,000	245,301
Delphi Corp.
5.00%, 02/15/23 (b)	300,000	322,500
4.15%, 03/15/24 (b)	150,000	159,753
eBay, Inc.
1.35%, 07/15/17	500,000	499,679
Ford Motor Co.
7.45%, 07/16/31	425,000	588,294
4.75%, 01/15/43	100,000	109,774
Ford Motor Credit Co. LLC
6.63%, 08/15/17	450,000	500,030
2.15%, 01/09/18	750,000	759,074
2.38%, 01/16/18	500,000	508,993
4.25%, 09/20/22	750,000	809,905
Gap, Inc.
5.95%, 04/12/21 (b)	450,000	516,973
Home Depot, Inc.
3.75%, 02/15/24 (b)	500,000	545,537
4.88%, 02/15/44 (b)	100,000	119,863

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Host Hotels & Resorts LP
3.75%, 10/15/23 (b)	250,000	253,847
Johnson Controls, Inc.
3.63%, 07/02/24 (b)	500,000	519,090
6.00%, 01/15/36	500,000	619,266
4.63%, 07/02/44 (b)	200,000	215,380
Lowe’s Cos., Inc.
5.40%, 10/15/16	600,000	641,724
3.12%, 04/15/22 (b)	750,000	787,225
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16	210,000	226,620
2.88%, 02/15/23 (b)	200,000	199,170
5.13%, 01/15/42 (b)	300,000	337,527
Marriott International, Inc.
3.00%, 03/01/19 (b)	200,000	206,964
3.13%, 10/15/21 (b)	200,000	206,146
McDonald’s Corp.
5.30%, 03/15/17 (h)	86,000	92,871
5.35%, 03/01/18	150,000	167,437
3.25%, 06/10/24	350,000	363,546
3.70%, 02/15/42	114,000	113,355
NIKE, Inc.
2.25%, 05/01/23 (b)	100,000	99,456
3.63%, 05/01/43 (b)	50,000	50,450
Nordstrom, Inc.
4.00%, 10/15/21 (b)	150,000	163,112
QVC, Inc.
5.45%, 08/15/34 (b)	200,000	198,960
Starbucks Corp.
3.85%, 10/01/23 (b)	300,000	327,899
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/18	100,000	114,573
4.50%, 10/01/34 (b)	250,000	260,969
Target Corp.
6.00%, 01/15/18	500,000	565,317
2.30%, 06/26/19	500,000	512,646
Toyota Motor Credit Corp.
3.40%, 09/15/21	350,000	372,731
Wal-Mart Stores, Inc.
3.25%, 10/25/20	100,000	107,244
2.55%, 04/11/23 (b)	700,000	706,207
5.25%, 09/01/35	550,000	681,851
6.50%, 08/15/37	500,000	700,855
6.20%, 04/15/38	700,000	956,490
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (b)	250,000	258,997
4.80%, 11/18/44 (b)	600,000	650,225
Wyndham Worldwide Corp.
5.63%, 03/01/21	100,000	113,061

		22,477,279

Consumer Non-Cyclical 3.3%
AbbVie, Inc.
1.75%, 11/06/17	200,000	200,836
2.00%, 11/06/18	700,000	700,167
2.90%, 11/06/22	500,000	496,818
4.40%, 11/06/42	1,000,000	1,033,564
Actavis Funding SCS
4.75%, 03/15/45 (b)	500,000	533,586
Allergan, Inc.
2.80%, 03/15/23 (b)	150,000	145,110
Altria Group, Inc.
9.25%, 08/06/19	250,000	321,069
4.75%, 05/05/21	500,000	558,845
2.85%, 08/09/22	600,000	597,457
2.95%, 05/02/23	800,000	798,038
4.25%, 08/09/42	200,000	202,804
AmerisourceBergen Corp.
4.88%, 11/15/19	450,000	502,277
Amgen, Inc.
5.85%, 06/01/17	200,000	219,847
3.88%, 11/15/21 (b)	500,000	538,761
5.15%, 11/15/41 (b)	500,000	578,063
Anheuser-Busch InBev Finance, Inc.
1.13%, 01/27/17	100,000	100,575
2.15%, 02/01/19	400,000	407,120
3.70%, 02/01/24	200,000	211,979
4.63%, 02/01/44	350,000	388,913
Anheuser-Busch InBev Worldwide, Inc.
6.88%, 11/15/19	350,000	424,946
5.00%, 04/15/20	250,000	285,498
Archer-Daniels-Midland Co.
5.94%, 10/01/32	500,000	645,352
AstraZeneca PLC
6.45%, 09/15/37	150,000	207,036
Baxter International, Inc.
4.50%, 06/15/43 (b)	300,000	324,785
Boston Scientific Corp.
6.00%, 01/15/20	150,000	172,834
4.13%, 10/01/23 (b)	100,000	106,101
Bristol-Myers Squibb Co.
6.13%, 05/01/38	100,000	133,767
3.25%, 08/01/42	100,000	93,887
Campbell Soup Co.
2.50%, 08/02/22	350,000	342,080
Cardinal Health, Inc.
1.90%, 06/15/17	400,000	405,458
1.70%, 03/15/18	600,000	601,410
3.20%, 06/15/22	600,000	616,142
4.50%, 11/15/44 (b)	300,000	318,513
Celgene Corp.
1.90%, 08/15/17	1,000,000	1,013,322
2.25%, 05/15/19	1,500,000	1,516,675
3.63%, 05/15/24 (b)	700,000	728,874
4.63%, 05/15/44 (b)	550,000	587,414
Colgate-Palmolive Co.
2.63%, 05/01/17	100,000	103,757
1.75%, 03/15/19	500,000	505,902
3.25%, 03/15/24	200,000	211,223
Delhaize Group S.A.
5.70%, 10/01/40	750,000	831,723
Diageo Capital PLC
5.75%, 10/23/17	300,000	333,547
1.13%, 04/29/18	650,000	646,810
2.63%, 04/29/23 (b)	500,000	498,221
5.88%, 09/30/36	500,000	641,626
3.88%, 04/29/43 (b)	250,000	250,919
Dr Pepper Snapple Group, Inc.
3.20%, 11/15/21 (b)	1,500,000	1,562,212
Eli Lilly & Co.
1.25%, 03/01/18	500,000	501,868
5.50%, 03/15/27	250,000	308,815
3.70%, 03/01/45 (b)	500,000	501,479
Express Scripts Holding Co.
3.13%, 05/15/16	350,000	358,614

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
2.25%, 06/15/19	500,000	502,752
3.50%, 06/15/24 (b)	250,000	257,874
General Mills, Inc.
5.40%, 06/15/40	500,000	595,888
Genzyme Corp.
5.00%, 06/15/20	250,000	286,277
Gilead Sciences, Inc.
2.05%, 04/01/19	1,000,000	1,013,783
4.40%, 12/01/21 (b)	350,000	391,753
3.70%, 04/01/24 (b)	400,000	427,602
3.50%, 02/01/25 (b)	500,000	527,911
5.65%, 12/01/41 (b)	200,000	255,760
4.80%, 04/01/44 (b)	350,000	404,330
4.50%, 02/01/45 (b)	250,000	276,805
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	150,000	169,794
2.85%, 05/08/22	150,000	152,565
Hasbro, Inc.
6.30%, 09/15/17	100,000	110,730
6.35%, 03/15/40	450,000	535,067
Johnson & Johnson
5.55%, 08/15/17	250,000	277,473
Kellogg Co.
4.45%, 05/30/16	150,000	156,271
Kimberly-Clark Corp.
3.63%, 08/01/20	500,000	542,629
6.63%, 08/01/37	100,000	142,183
5.30%, 03/01/41	200,000	251,145
Koninklijke Philips N.V.
5.00%, 03/15/42	100,000	112,597
Kraft Foods Group, Inc.
5.38%, 02/10/20	400,000	455,293
3.50%, 06/06/22	500,000	518,150
5.00%, 06/04/42	1,000,000	1,110,900
Lorillard Tobacco Co.
2.30%, 08/21/17	100,000	101,033
McKesson Corp.
2.28%, 03/15/19	300,000	303,648
3.80%, 03/15/24 (b)	500,000	528,523
Medtronic, Inc.
3.63%, 03/15/24 (b)	200,000	212,587
3.50%, 03/15/25 (c)	250,000	261,677
4.00%, 04/01/43 (b)	300,000	311,570
4.63%, 03/15/45 (c)	250,000	284,092
Merck & Co., Inc.
3.88%, 01/15/21 (b)	200,000	219,016
Molson Coors Brewing Co.
3.50%, 05/01/22	200,000	206,528
Mondelez International, Inc.
2.25%, 02/01/19 (b)	500,000	506,068
Mylan, Inc.
1.80%, 06/24/16	300,000	302,504
Newell Rubbermaid, Inc.
2.88%, 12/01/19 (b)	400,000	408,059
4.70%, 08/15/20	150,000	164,197
Novartis Capital Corp.
4.40%, 04/24/20 (h)	100,000	112,087
PepsiCo, Inc.
2.25%, 01/07/19 (b)	150,000	154,107
4.88%, 11/01/40	200,000	231,786
Perrigo Finance plc
3.90%, 12/15/24 (b)	500,000	518,635
Pfizer, Inc.
6.20%, 03/15/19 (h)	225,000	263,471
Philip Morris International, Inc.
1.13%, 08/21/17	100,000	100,142
4.50%, 03/26/20	250,000	279,230
2.50%, 08/22/22	100,000	99,436
6.38%, 05/16/38	650,000	864,365
4.25%, 11/10/44	200,000	210,290
Procter & Gamble Co.
4.70%, 02/15/19	650,000	727,709
5.55%, 03/05/37	100,000	132,871
Quest Diagnostics, Inc.
3.20%, 04/01/16	250,000	255,748
6.40%, 07/01/17	800,000	899,897
4.75%, 01/15/20	400,000	438,906
4.25%, 04/01/24 (b)	500,000	534,079
Reynolds American, Inc.
6.75%, 06/15/17	100,000	111,028
3.25%, 11/01/22	100,000	99,671
Sanofi
1.25%, 04/10/18	100,000	100,210
4.00%, 03/29/21	150,000	165,038
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	40,000	39,987
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	14,000	17,847
The Coca-Cola Co.
1.15%, 04/01/18	500,000	500,164
3.20%, 11/01/23	500,000	524,311
The Kroger Co.
3.85%, 08/01/23 (b)	350,000	373,659
7.50%, 04/01/31 (h)	100,000	136,673
Thermo Fisher Scientific, Inc.
4.50%, 03/01/21	50,000	54,764
3.60%, 08/15/21 (b)	50,000	52,264
4.15%, 02/01/24 (b)	200,000	216,343
5.30%, 02/01/44 (b)	200,000	239,839
Unilever Capital Corp.
4.25%, 02/10/21	300,000	337,108
Wyeth LLC
5.95%, 04/01/37	500,000	642,279
Zimmer Holdings, Inc.
4.25%, 08/15/35 (b)	500,000	516,793
Zoetis, Inc.
3.25%, 02/01/23 (b)	250,000	249,578
4.70%, 02/01/43 (b)	100,000	104,682

		47,906,670

Energy 2.6%
Anadarko Petroleum Corp.
5.95%, 09/15/16	225,000	240,111
6.38%, 09/15/17	200,000	222,654
6.45%, 09/15/36	100,000	124,442
Apache Corp.
6.90%, 09/15/18	100,000	115,786
4.75%, 04/15/43 (b)	100,000	104,923
Baker Hughes, Inc.
3.20%, 08/15/21 (b)	300,000	309,922
BP Capital Markets PLC
3.20%, 03/11/16	850,000	869,816
4.75%, 03/10/19	250,000	276,949
2.32%, 02/13/20	500,000	504,543
4.50%, 10/01/20	300,000	333,180

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
3.06%, 03/17/22	500,000	509,140
3.25%, 05/06/22	200,000	206,274
Buckeye Partners LP
4.35%, 10/15/24 (b)	300,000	300,130
5.60%, 10/15/44 (b)	200,000	199,041
Canadian Natural Resources Ltd.
5.70%, 05/15/17	300,000	324,817
3.80%, 04/15/24 (b)	150,000	150,406
6.25%, 03/15/38	100,000	117,502
Chevron Corp.
1.10%, 12/05/17 (b)	500,000	500,760
1.72%, 06/24/18 (b)	500,000	506,569
3.19%, 06/24/23 (b)	400,000	417,080
Conoco, Inc.
6.95%, 04/15/29	200,000	273,961
ConocoPhillips Canada
5.63%, 10/15/16	150,000	160,938
Continental Resources, Inc.
5.00%, 09/15/22 (b)	250,000	246,875
4.90%, 06/01/44 (b)	100,000	88,512
Devon Energy Corp.
2.25%, 12/15/18 (b)	500,000	505,221
Dominion Gas Holdings LLC
4.80%, 11/01/43 (b)	100,000	113,300
Enbridge, Inc.
4.50%, 06/10/44 (b)	150,000	139,774
Encana Corp.
5.90%, 12/01/17	100,000	112,707
6.50%, 05/15/19	150,000	172,481
3.90%, 11/15/21 (b)	200,000	209,603
6.50%, 02/01/38	175,000	200,986
Energy Transfer Partners LP
4.15%, 10/01/20 (b)	500,000	525,533
4.90%, 03/15/35 (b)	1,000,000	996,389
6.63%, 10/15/36	200,000	238,607
7.50%, 07/01/38	100,000	126,767
6.50%, 02/01/42 (b)	1,000,000	1,163,910
Ensco PLC
4.70%, 03/15/21	500,000	506,014
4.50%, 10/01/24 (b)	150,000	145,665
5.75%, 10/01/44 (b)	400,000	388,756
Enterprise Products Operating LLC
6.30%, 09/15/17	100,000	111,699
2.55%, 10/15/19 (b)	500,000	507,226
3.90%, 02/15/24 (b)	400,000	419,257
3.75%, 02/15/25 (b)	150,000	155,153
6.65%, 10/15/34	250,000	326,563
4.85%, 03/15/44 (b)	100,000	108,226
EOG Resources, Inc.
5.63%, 06/01/19	500,000	575,343
2.63%, 03/15/23 (b)	750,000	750,570
3.90%, 04/01/35 (b)	500,000	513,784
Exxon Mobil Corp.
3.57%, 03/06/45 (b)	500,000	519,870
Halliburton Co.
1.00%, 08/01/16	100,000	100,251
6.15%, 09/15/19	125,000	147,006
6.70%, 09/15/38	100,000	134,981
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (b)(c)	500,000	518,816
Hess Corp.
8.13%, 02/15/19	200,000	240,333
7.30%, 08/15/31	150,000	183,217
7.13%, 03/15/33	100,000	122,100
Husky Energy, Inc.
7.25%, 12/15/19	200,000	237,615
3.95%, 04/15/22 (b)	1,000,000	1,017,551
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	313,409
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	100,000	110,627
6.85%, 02/15/20 (h)	50,000	58,420
4.30%, 05/01/24 (b)	300,000	305,984
5.80%, 03/15/35	100,000	110,378
5.00%, 08/15/42 (b)	100,000	97,471
4.70%, 11/01/42 (b)	300,000	283,886
5.40%, 09/01/44 (b)	400,000	415,956
Kinder Morgan, Inc.
3.05%, 12/01/19 (b)	750,000	758,247
4.30%, 06/01/25 (b)	250,000	257,127
5.55%, 06/01/45 (b)	300,000	317,487
Magellan Midstream Partners LP
4.20%, 12/01/42 (b)	100,000	97,387
Marathon Oil Corp.
2.80%, 11/01/22 (b)	300,000	292,692
6.60%, 10/01/37	200,000	242,046
Marathon Petroleum Corp.
5.13%, 03/01/21 (h)	250,000	281,560
4.75%, 09/15/44 (b)	250,000	255,421
MPLX LP
4.00%, 02/15/25 (b)	250,000	252,500
Murphy Oil Corp.
5.13%, 12/01/42 (b)	200,000	171,989
Nabors Industries, Inc.
2.35%, 09/15/16	100,000	99,747
6.15%, 02/15/18	200,000	213,731
4.63%, 09/15/21	500,000	481,854
Nisource Finance Corp.
3.85%, 02/15/23 (b)	100,000	105,714
Noble Energy, Inc.
6.00%, 03/01/41 (b)	250,000	282,393
5.25%, 11/15/43 (b)	400,000	419,601
Noble Holding International Ltd.
5.95%, 04/01/25 (b)	250,000	244,574
Occidental Petroleum Corp.
1.75%, 02/15/17	500,000	506,307
4.10%, 02/01/21 (b)	100,000	109,805
Phillips 66 Partners LP
3.61%, 02/15/25 (b)	500,000	501,852
4.68%, 02/15/45 (b)	100,000	100,661
Pioneer Natural Resources Co.
6.65%, 03/15/17	350,000	380,620
7.50%, 01/15/20	250,000	297,187
Plains All American Pipeline LP
5.75%, 01/15/20	100,000	113,961
3.65%, 06/01/22 (b)	200,000	206,107
3.85%, 10/15/23 (b)	150,000	154,791
6.65%, 01/15/37	100,000	125,230
Shell International Finance BV
4.30%, 09/22/19	100,000	111,035
6.38%, 12/15/38	500,000	694,700
4.55%, 08/12/43	250,000	284,562
Southern Natural Gas Co.
5.90%, 04/01/17 (c)	150,000	161,340

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Spectra Energy Capital LLC
6.20%, 04/15/18	350,000	389,027
5.65%, 03/01/20	300,000	330,808
Spectra Energy Partners LP
4.75%, 03/15/24 (b)	100,000	110,014
5.95%, 09/25/43 (b)	600,000	729,108
Suncor Energy, Inc.
6.10%, 06/01/18	100,000	112,729
5.95%, 12/01/34	250,000	299,381
6.50%, 06/15/38	150,000	193,330
Tosco Corp.
7.80%, 01/01/27	150,000	208,557
Total Capital International S.A.
2.88%, 02/17/22	500,000	512,888
3.75%, 04/10/24	500,000	534,955
TransCanada PipeLines Ltd.
1.88%, 01/12/18	250,000	252,538
4.63%, 03/01/34 (b)	100,000	107,977
7.63%, 01/15/39	100,000	144,508
Valero Energy Corp.
6.13%, 06/15/17	250,000	275,271
9.38%, 03/15/19	500,000	626,822
7.50%, 04/15/32	250,000	325,723
6.63%, 06/15/37	500,000	619,109
Weatherford International LLC
6.35%, 06/15/17	250,000	264,835
Weatherford International Ltd.
5.13%, 09/15/20	250,000	243,724
4.50%, 04/15/22 (b)	175,000	160,183
Williams Cos., Inc.
7.88%, 09/01/21	300,000	348,702
4.55%, 06/24/24 (b)	250,000	242,578
5.75%, 06/24/44 (b)	350,000	328,230
Williams Partners LP
7.25%, 02/01/17	550,000	604,486
5.25%, 03/15/20	250,000	275,532
3.60%, 03/15/22 (b)	100,000	99,840

		37,898,819

Other Industrial 0.0%
Cintas Corp. No. 2
3.25%, 06/01/22 (b)	500,000	512,477

		512,477

Technology 1.3%
Amphenol Corp.
3.13%, 09/15/21 (b)	400,000	410,560
Apple, Inc.
0.45%, 05/03/16	100,000	100,049
1.05%, 05/05/17	500,000	502,635
1.00%, 05/03/18	100,000	99,462
2.40%, 05/03/23	600,000	593,281
3.85%, 05/03/43	500,000	509,206
3.45%, 02/09/45	250,000	237,959
Arrow Electronics, Inc.
3.00%, 03/01/18	300,000	307,999
4.50%, 03/01/23 (b)	200,000	209,707
Cisco Systems, Inc.
4.45%, 01/15/20	350,000	392,084
3.63%, 03/04/24	750,000	811,143
5.90%, 02/15/39	100,000	128,970
Corning, Inc.
1.45%, 11/15/17	200,000	201,006
EMC Corp.
1.88%, 06/01/18	750,000	759,115
2.65%, 06/01/20	500,000	514,080
Fidelity National Information Services, Inc.
3.50%, 04/15/23 (b)	300,000	301,547
Fiserv, Inc.
6.80%, 11/20/17	285,000	322,126
4.63%, 10/01/20	250,000	276,535
Google, Inc.
2.13%, 05/19/16	175,000	178,429
3.38%, 02/25/24	100,000	106,282
Harris Corp.
6.15%, 12/15/40	150,000	185,654
Hewlett-Packard Co.
2.60%, 09/15/17	500,000	512,964
2.75%, 01/14/19	400,000	410,448
3.75%, 12/01/20	300,000	315,651
Ingram Micro, Inc.
5.00%, 08/10/22 (b)	250,000	266,689
4.95%, 12/15/24 (b)	100,000	103,786
Intel Corp.
1.95%, 10/01/16	350,000	356,712
4.25%, 12/15/42 (h)	250,000	261,540
International Business Machines Corp.
5.70%, 09/14/17	500,000	555,725
3.38%, 08/01/23	150,000	156,537
3.63%, 02/12/24	750,000	797,325
KLA-Tencor Corp.
3.38%, 11/01/19 (b)	350,000	363,819
4.65%, 11/01/24 (b)	500,000	526,109
5.65%, 11/01/34 (b)	350,000	381,387
Lam Research Corp.
3.80%, 03/15/25 (b)	500,000	503,874
Microsoft Corp.
1.63%, 12/06/18	250,000	253,611
4.50%, 10/01/40 (h)	100,000	112,358
NetApp, Inc.
2.00%, 12/15/17	500,000	501,640
3.38%, 06/15/21 (b)	500,000	510,793
3.25%, 12/15/22 (b)	250,000	247,658
Oracle Corp.
2.25%, 10/08/19	500,000	510,202
3.40%, 07/08/24 (b)	650,000	684,069
4.30%, 07/08/34 (b)	400,000	434,878
6.13%, 07/08/39	150,000	199,655
Pitney Bowes, Inc.
4.63%, 03/15/24 (b)	350,000	367,791
Seagate HDD Cayman
3.75%, 11/15/18	800,000	834,446
4.75%, 06/01/23	250,000	263,203
4.75%, 01/01/25 (c)	500,000	518,754
5.75%, 12/01/34 (b)(c)	250,000	268,003
Texas Instruments, Inc.
2.38%, 05/16/16	100,000	102,121
Xerox Corp.
2.75%, 03/15/19	300,000	305,732
2.75%, 09/01/20	500,000	501,324

		19,276,633

Transportation 0.5%
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/27	750,000	753,750

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	140,000	156,976
3.85%, 09/01/23 (b)	400,000	432,422
5.05%, 03/01/41 (b)	500,000	584,776
4.55%, 09/01/44 (b)	400,000	440,151
Canadian National Railway Co.
2.95%, 11/21/24 (b)	150,000	154,290
4.50%, 11/07/43 (b)	300,000	347,848
Canadian Pacific Railway Co.
4.50%, 01/15/22	250,000	277,450
5.75%, 01/15/42	250,000	324,756
Continental Airlines 2010-1 Class A Pass Through Trust
4.75%, 07/12/22	399,643	427,578
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 10/11/25	92,617	97,470
CSX Corp.
4.25%, 06/01/21 (b)	150,000	165,870
4.10%, 03/15/44 (b)	100,000	104,592
FedEx Corp.
2.63%, 08/01/22	200,000	201,202
3.90%, 02/01/35	300,000	303,154
3.88%, 08/01/42	200,000	193,810
Kansas City Southern de Mexico S.A. de C.V.
2.35%, 05/15/20 (b)	350,000	345,156
Norfolk Southern Corp.
3.00%, 04/01/22 (b)	150,000	153,416
4.84%, 10/01/41	100,000	114,337
Ryder System, Inc.
2.55%, 06/01/19 (b)	100,000	101,586
Union Pacific Corp.
3.65%, 02/15/24 (b)	250,000	270,772
4.82%, 02/01/44 (b)	500,000	595,523
United Parcel Service, Inc.
5.50%, 01/15/18	150,000	167,751
5.13%, 04/01/19	150,000	170,721
6.20%, 01/15/38	200,000	272,394

		7,157,751

		204,133,615

Utilities 1.8%

Electric 1.7%
Alabama Power Co.
3.55%, 12/01/23	350,000	374,928
American Electric Power Co., Inc.
1.65%, 12/15/17 (b)	1,000,000	1,006,467
Appalachian Power Co.
7.00%, 04/01/38	500,000	715,154
Arizona Public Service Co.
2.20%, 01/15/20 (b)	250,000	251,854
Berkshire Hathaway Energy Co.
5.75%, 04/01/18 (h)	700,000	786,869
6.13%, 04/01/36 (h)	500,000	653,877
5.95%, 05/15/37	250,000	319,222
6.50%, 09/15/37	500,000	679,152
5.15%, 11/15/43 (b)	800,000	955,381
CMS Energy Corp.
6.25%, 02/01/20	800,000	946,192
4.70%, 03/31/43 (b)	850,000	964,667
Commonwealth Edison Co.
1.95%, 09/01/16 (b)	300,000	305,093
Consolidated Edison Co. of New York, Inc.
5.85%, 04/01/18	200,000	226,333
Consumers Energy Co.
3.38%, 08/15/23 (b)	300,000	318,188
3.95%, 05/15/43 (b)	250,000	265,230
Dayton Power & Light Co.
1.88%, 09/15/16	200,000	202,227
Delmarva Power & Light Co.
3.50%, 11/15/23 (b)	500,000	532,344
Dominion Resources, Inc.
5.25%, 08/01/33 (b)	500,000	578,223
Duke Energy Carolinas LLC
6.05%, 04/15/38	200,000	272,666
5.30%, 02/15/40	100,000	126,561
Duke Energy Corp.
2.10%, 06/15/18 (b)	1,000,000	1,019,917
3.75%, 04/15/24 (b)	900,000	965,223
Duke Energy Florida, Inc.
6.40%, 06/15/38	91,000	129,682
Duke Energy Progress, Inc.
4.15%, 12/01/44 (b)	400,000	438,076
Exelon Generation Co. LLC
2.95%, 01/15/20 (b)	300,000	305,399
4.00%, 10/01/20 (b)	500,000	530,042
5.60%, 06/15/42 (b)	100,000	114,851
Florida Power & Light Co.
6.20%, 06/01/36	200,000	278,977
5.95%, 02/01/38	150,000	204,722
Georgia Power Co.
4.75%, 09/01/40	500,000	571,323
LG&E & KU Energy LLC
3.75%, 11/15/20 (b)	150,000	158,941
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18 (h)	100,000	111,150
NextEra Energy Capital Holdings, Inc.
3.63%, 06/15/23 (b)	100,000	104,846
Ohio Power Co.
5.38%, 10/01/21	750,000	886,248
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (b)	350,000	352,924
4.55%, 12/01/41 (b)	200,000	226,503
Pacific Gas & Electric Co.
4.25%, 05/15/21 (b)	200,000	219,599
6.05%, 03/01/34 (h)	192,000	251,613
PPL Capital Funding, Inc.
4.20%, 06/15/22 (b)	1,100,000	1,200,080
3.40%, 06/01/23 (b)	1,000,000	1,038,685
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	500,000	499,025
PSEG Power LLC
5.13%, 04/15/20	400,000	448,873
Public Service Electric & Gas Co.
3.95%, 05/01/42 (b)	100,000	108,046
Puget Sound Energy, Inc.
5.64%, 04/15/41 (b)	250,000	327,337
San Diego Gas & Electric Co.
4.30%, 04/01/42 (b)	300,000	339,797
Sempra Energy
3.55%, 06/15/24 (b)	400,000	419,706
Southern California Edison Co.
5.50%, 08/15/18	100,000	112,991

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Southwestern Electric Power Co.
5.55%, 01/15/17	400,000	431,305
TransAlta Corp.
6.65%, 05/15/18	250,000	278,068
Union Electric Co.
3.90%, 09/15/42 (b)	100,000	106,955
Virginia Electric & Power Co.
5.95%, 09/15/17	300,000	333,735
6.00%, 05/15/37	300,000	404,475
Westar Energy, Inc.
4.13%, 03/01/42 (b)	100,000	107,675
Xcel Energy, Inc.
4.70%, 05/15/20 (b)	500,000	560,414
4.80%, 09/15/41 (b)	600,000	698,052

		24,765,883

Natural Gas 0.1%
Atmos Energy Corp.
4.13%, 10/15/44 (b)	150,000	160,736
ONE Gas, Inc.
3.61%, 02/01/24 (b)	100,000	107,270
4.66%, 02/01/44 (b)	300,000	348,116
Sempra Energy
6.00%, 10/15/39	350,000	451,387
Southwest Gas Corp.
3.88%, 04/01/22 (b)	100,000	107,168

		1,174,677

Other Utilities 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (b)	300,000	311,162

		311,162

		26,251,722

Total Corporate Bonds
(Cost $334,882,983)		343,223,609

Foreign Securities 5.3% of net assets

Foreign Agencies 1.7%

Austria 0.1%
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	750,000	749,356

		749,356

Brazil 0.1%
Petrobras Global Finance BV
7.88%, 03/15/19	200,000	204,592
4.38%, 05/20/23	400,000	343,040
5.63%, 05/20/43	250,000	203,725
Petrobras International Finance Co.
5.75%, 01/20/20	500,000	465,040
5.38%, 01/27/21	400,000	364,860
6.75%, 01/27/41	400,000	356,144

		1,937,401

Canada 0.1%
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/17	500,000	499,098
Export Development Canada
1.25%, 10/26/16	500,000	505,297
Nexen, Inc.
5.88%, 03/10/35	300,000	356,829
6.40%, 05/15/37	200,000	254,066

		1,615,290

Colombia 0.0%
Ecopetrol S.A.
7.63%, 07/23/19	200,000	235,800
5.88%, 09/18/23	100,000	107,600
5.88%, 05/28/45	100,000	93,545

		436,945

Germany 0.7%
Kreditanstalt fuer Wiederaufbau
0.50%, 04/19/16 (d)	350,000	350,426
2.00%, 06/01/16 (d)	600,000	611,027
0.50%, 07/15/16 (d)	750,000	750,523
4.88%, 01/17/17 (d)(h)	600,000	645,080
1.25%, 02/15/17 (d)	600,000	606,585
4.38%, 03/15/18 (d)	1,500,000	1,648,554
4.50%, 07/16/18 (d)(h)	500,000	554,326
4.88%, 06/17/19 (d)	1,000,000	1,143,996
4.00%, 01/27/20 (d)	750,000	838,773
2.75%, 09/08/20 (d)	800,000	850,047
2.38%, 08/25/21 (d)	800,000	832,230
Landwirtschaftliche Rentenbank
5.13%, 02/01/17 (d)	250,000	270,180
1.00%, 04/04/18 (d)	645,000	644,346
1.88%, 09/17/18 (d)	1,000,000	1,023,932

		10,770,025

Japan 0.1%
Japan Bank for International Cooperation
2.50%, 05/18/16	400,000	408,777
2.25%, 07/13/16	400,000	408,352
1.75%, 07/31/18	750,000	760,321

		1,577,450

Mexico 0.3%
Petroleos Mexicanos
5.75%, 03/01/18	250,000	275,250
3.13%, 01/23/19	100,000	102,250
3.50%, 07/23/20 (c)	200,000	205,000
5.50%, 01/21/21	400,000	441,000
3.50%, 01/30/23	500,000	489,500
4.88%, 01/18/24	500,000	530,500
6.63%, 06/15/35	700,000	805,000
6.50%, 06/02/41	250,000	284,375
5.50%, 06/27/44	200,000	202,750
5.63%, 01/23/46 (c)	250,000	254,375

		3,590,000

Norway 0.1%
Statoil A.S.A.
2.45%, 01/17/23	1,000,000	985,709
3.70%, 03/01/24	400,000	428,049
4.25%, 11/23/41	100,000	107,609

		1,521,367

Republic of Korea 0.2%
Export-Import Bank of Korea
4.38%, 09/15/21	300,000	335,056
5.00%, 04/11/22	200,000	232,134
2.88%, 01/21/25	750,000	754,180

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Korea Development Bank
4.00%, 09/09/16	500,000	520,967
3.00%, 03/17/19	500,000	520,638

		2,362,975

Sweden 0.0%
Svensk Exportkredit AB
5.13%, 03/01/17	150,000	162,390
1.13%, 04/05/18	250,000	249,929

		412,319

		24,973,128

Foreign Local Government 0.4%

Canada 0.4%
Hydro-Quebec
2.00%, 06/30/16	400,000	407,146
1.38%, 06/19/17	250,000	252,526
8.05%, 07/07/24 (h)	160,000	227,759
Province of British Columbia
2.00%, 10/23/22	200,000	200,565
Province of Manitoba
1.13%, 06/01/18	250,000	249,720
Province of Nova Scotia
5.13%, 01/26/17	500,000	539,467
Province of Ontario
2.30%, 05/10/16	200,000	203,957
1.00%, 07/22/16	600,000	603,438
3.15%, 12/15/17	500,000	527,871
4.00%, 10/07/19	225,000	248,856
4.40%, 04/14/20	300,000	339,617
2.45%, 06/29/22	500,000	513,378
Province of Quebec
5.13%, 11/14/16	250,000	267,778
2.75%, 08/25/21	500,000	522,628
7.50%, 09/15/29	168,000	255,353

		5,360,059

Italy 0.0%
Region of Lombardy Italy
5.80%, 10/25/32	111,000	127,632

		127,632

		5,487,691

Sovereign 1.5%

Brazil 0.2%
Brazilian Government International Bond
6.00%, 01/17/17	500,000	536,875
4.88%, 01/22/21	100,000	105,500
2.63%, 01/05/23	500,000	450,000
4.25%, 01/07/25	250,000	245,313
8.25%, 01/20/34	150,000	195,000
7.13%, 01/20/37	100,000	119,250
5.63%, 01/07/41	400,000	409,000
5.00%, 01/27/45	250,000	232,500

		2,293,438

Canada 0.0%
Canada Government International Bond
0.88%, 02/14/17	100,000	100,552
1.63%, 02/27/19	300,000	304,739

		405,291

Chile 0.1%
Chile Government International Bond
2.25%, 10/30/22	300,000	299,250
3.13%, 03/27/25	650,000	684,125
3.63%, 10/30/42	100,000	98,750

		1,082,125

Colombia 0.1%
Colombia Government International Bond
7.38%, 01/27/17	250,000	277,500
7.38%, 03/18/19	300,000	355,950
7.38%, 09/18/37	300,000	402,750
6.13%, 01/18/41	250,000	298,125
5.00%, 06/15/45 (b)	350,000	361,375

		1,695,700

Italy 0.1%
Italy Government International Bond
5.25%, 09/20/16	250,000	265,232
5.38%, 06/12/17	100,000	108,799
6.88%, 09/27/23	150,000	195,377
5.38%, 06/15/33	250,000	305,205

		874,613

Mexico 0.3%
Mexico Government International Bond
5.63%, 01/15/17	1,000,000	1,075,000
3.50%, 01/21/21	150,000	156,525
3.63%, 03/15/22	900,000	936,900
8.00%, 09/24/22	100,000	132,100
4.00%, 10/02/23	350,000	370,738
6.05%, 01/11/40	300,000	372,000
4.75%, 03/08/44	800,000	844,000
5.55%, 01/21/45	600,000	705,000

		4,592,263

Panama 0.1%
Panama Government International Bond
5.20%, 01/30/20	600,000	670,500
4.00%, 09/22/24 (b)	500,000	526,250
3.75%, 03/16/25 (b)	750,000	772,500
6.70%, 01/26/36	200,000	263,000

		2,232,250

Peru 0.0%
Peruvian Government International Bond
7.13%, 03/30/19 (h)	250,000	300,000
7.35%, 07/21/25	300,000	409,500

		709,500

Philippines 0.1%
Philippine Government International Bond
8.38%, 06/17/19	500,000	630,000
4.20%, 01/21/24	300,000	336,750
5.50%, 03/30/26	600,000	738,750
3.95%, 01/20/40	200,000	213,250

		1,918,750

Poland 0.1%
Poland Government International Bond
6.38%, 07/15/19	400,000	471,500

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
3.00%, 03/17/23	300,000	308,700

		780,200

Republic of Korea 0.1%
Republic of Korea
7.13%, 04/16/19	150,000	181,365
3.88%, 09/11/23	600,000	667,410

		848,775

South Africa 0.1%
South Africa Government International Bond
6.88%, 05/27/19	100,000	115,490
4.67%, 01/17/24	600,000	637,500

		752,990

Turkey 0.2%
Turkey Government International Bond
6.75%, 04/03/18	400,000	443,952
7.00%, 03/11/19	500,000	569,325
5.63%, 03/30/21	500,000	549,375
7.38%, 02/05/25	650,000	808,145
6.00%, 01/14/41	400,000	456,080
4.88%, 04/16/43	500,000	495,625

		3,322,502

Uruguay 0.0%
Uruguay Government International Bond
4.50%, 08/14/24	250,000	271,875
5.10%, 06/18/50	250,000	260,625

		532,500

		22,040,897

Supranational* 1.7%
African Development Bank
0.88%, 05/15/17	400,000	400,918
Asian Development Bank
0.50%, 06/20/16	300,000	300,305
1.13%, 03/15/17	650,000	655,385
1.75%, 09/11/18	750,000	765,230
1.50%, 01/22/20	250,000	250,889
2.00%, 01/22/25	250,000	250,307
Corp. Andina de Fomento
4.38%, 06/15/22	350,000	383,388
Council of Europe Development Bank
1.00%, 03/07/18	500,000	500,076
1.63%, 03/10/20	500,000	503,248
European Bank for Reconstruction & Development
1.00%, 02/16/17	1,000,000	1,008,263
1.75%, 06/14/19	500,000	508,443
European Investment Bank
0.63%, 04/15/16	550,000	551,642
2.50%, 05/16/16	500,000	511,816
0.50%, 08/15/16	500,000	500,351
1.75%, 03/15/17	250,000	255,257
5.13%, 05/30/17	1,000,000	1,092,787
1.00%, 03/15/18	500,000	500,366
1.00%, 06/15/18	250,000	249,699
1.88%, 03/15/19	700,000	716,762
1.75%, 06/17/19	1,000,000	1,018,282
4.00%, 02/16/21	700,000	792,667
3.25%, 01/29/24	500,000	552,559
4.88%, 02/15/36	1,350,000	1,823,132
Inter-American Development Bank
5.13%, 09/13/16 (h)	500,000	532,601
1.13%, 03/15/17	500,000	504,558
1.75%, 08/24/18	250,000	254,840
3.88%, 02/14/20	200,000	222,921
3.88%, 10/28/41	100,000	114,616
3.20%, 08/07/42	100,000	103,394
4.38%, 01/24/44	1,150,000	1,474,190
International Bank for Reconstruction & Development
0.50%, 04/15/16	350,000	350,373
0.50%, 05/16/16	500,000	500,352
1.00%, 09/15/16	250,000	251,545
0.88%, 04/17/17	350,000	352,191
1.88%, 03/15/19	1,750,000	1,794,327
1.88%, 10/07/19	500,000	511,722
2.25%, 06/24/21	750,000	769,901
2.50%, 11/25/24	250,000	259,160
International Finance Corp.
1.13%, 11/23/16	350,000	352,464
2.13%, 11/17/17 (h)	500,000	513,783
1.75%, 09/04/18	500,000	506,639
1.75%, 09/16/19	750,000	760,189
Nordic Investment Bank
0.50%, 04/14/16	250,000	250,231
2.25%, 09/30/21	250,000	257,999

		24,729,768

Total Foreign Securities
(Cost $76,150,352)		77,231,484

Mortgage-Backed Securities 28.2% of net assets

TBA Securities 8.0%
Fannie Mae TBA
2.00%, 04/01/30 (b)(g)	1,200,000	1,201,453
2.50%, 04/01/30 (b)(g)	3,300,000	3,389,461
3.00%, 04/01/30 to 04/01/45 (b)(g)	9,900,000	10,225,726
3.50%, 04/01/30 to 05/01/45 (b)(g)	15,300,000	16,062,406
4.00%, 04/01/30 to 05/01/45 (b)(g)	13,000,000	13,873,202
4.50%, 04/01/45 (b)(g)	3,500,000	3,818,829
5.00%, 04/01/45 (b)(g)	2,000,000	2,224,219
5.50%, 04/01/45 (b)(g)	700,000	788,812
Freddie Mac TBA
2.00%, 04/01/30 (b)(g)	800,000	799,906
2.50%, 04/01/30 (b)(g)	2,700,000	2,768,555
3.00%, 04/01/30 to 04/01/45 (b)(g)	7,300,000	7,496,086
3.50%, 04/01/30 to 05/01/45 (b)(g)	8,300,000	8,704,563
4.00%, 03/01/45 to 05/01/45 (b)(g)	6,600,000	7,038,980
5.00%, 04/01/45 (b)(g)	1,100,000	1,219,969
4.50%, 05/01/45 (b)(g)	4,100,000	4,460,352
Ginnie Mae TBA
2.50%, 04/01/45 (b)(g)	400,000	398,141
3.00%, 04/01/45 (b)(g)	8,400,000	8,649,012
3.50%, 04/01/45 to 05/01/45 (b)(g)	13,000,000	13,678,360

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
4.00%, 04/01/45 (b)(g)	7,300,000	7,780,516
4.50%, 04/01/45 (b)(g)	2,500,000	2,716,797

		117,295,345

U.S. Government Agency Mortgages 20.2%
Fannie Mae
5.50%, 06/01/15 to 08/01/41 (b)	3,039,268	3,449,613
7.00%, 08/01/16 to 04/01/37 (b)	115,393	128,703
6.00%, 12/01/16 to 05/01/41 (b)	2,052,786	2,351,881
5.50%, 02/01/17 to 09/01/38 (b)(h)	2,818,871	3,177,989
5.00%, 02/01/18 to 09/01/39 (b)(h)	4,110,135	4,570,429
4.50%, 03/01/18 to 04/01/41 (b)(h)	2,371,131	2,594,081
4.50%, 05/01/18 to 01/01/44 (b)	13,325,984	14,617,574
4.00%, 06/01/18 to 11/01/44 (b)	23,358,405	25,148,293
3.50%, 10/01/18 to 12/01/44 (b)	24,170,973	25,510,035
6.50%, 05/01/19 to 10/01/39 (b)	1,465,194	1,694,042
5.00%, 07/01/23 to 08/01/41 (b)	4,320,929	4,819,395
4.00%, 04/01/24 to 08/01/44 (b)(h)	3,295,855	3,522,430
8.50%, 05/01/25 (b)	3,780	4,385
3.00%, 12/01/25 to 09/01/43 (b)	27,776,227	28,671,196
2.50%, 10/01/27 to 02/01/43 (b)	8,550,074	8,765,626
2.00%, 02/01/28 to 09/01/28 (b)	254,046	254,623
6.00%, 07/01/35 to 10/01/39 (b)(h)	2,364,343	2,710,501
2.14%, 10/01/35 (a)(b)(h)	240,549	253,412
1.80%, 05/01/38 (a)(b)	226,073	239,896
3.17%, 04/01/40 (a)(b)	73,444	77,748
2.50%, 05/01/40 (a)(b)	60,921	65,230
3.50%, 10/01/40 to 04/01/42 (b)(h)	2,866,452	3,017,348
3.00%, 07/01/43 (b)(h)	1,832,598	1,877,194
2.47%, 09/01/43 (a)(b)	390,581	403,000
2.97%, 11/01/43 (a)(b)	136,934	142,473
Freddie Mac
5.50%, 07/01/15 to 08/01/40 (b)	2,572,678	2,897,861
7.50%, 09/01/16 (b)	776	788
6.50%, 03/01/17 to 09/01/39 (b)	603,622	693,855
6.00%, 04/01/17 to 10/01/38 (b)	1,416,322	1,618,928
4.00%, 04/01/18 to 12/01/44 (b)	12,307,404	13,223,147
5.00%, 06/01/18 to 08/01/39 (b)(h)	2,910,690	3,225,709
4.50%, 05/01/19 to 04/01/44 (b)	7,334,952	8,033,797
5.00%, 10/01/20 to 12/01/43 (b)	3,376,828	3,749,492
4.50%, 07/01/23 to 07/01/39 (b)(h)	1,177,184	1,277,565
5.50%, 05/01/24 to 02/01/40 (b)(h)	1,590,360	1,789,833
3.00%, 12/01/25 to 09/01/43 (b)	12,196,741	12,612,712
3.50%, 02/01/26 to 03/01/45 (b)	15,655,099	16,471,758
2.50%, 07/01/27 to 07/01/43 (b)	5,006,831	5,132,270
2.00%, 10/01/27 to 04/01/28 (b)	204,552	204,748
6.00%, 09/01/32 to 10/01/37 (b)(h)	688,761	785,803
6.50%, 12/01/33 (b)(h)	234,636	285,815
3.00%, 01/01/43 to 06/01/43 (b)(h)	3,589,226	3,671,116
4.00%, 05/01/44 (b)(h)	2,983,702	3,188,287
Ginnie Mae
5.00%, 11/15/17 to 12/20/44 (b)	6,785,762	7,574,441
6.50%, 05/15/24 to 01/15/35 (b)	173,355	207,920
4.00%, 04/20/26 to 01/20/45 (b)	15,388,670	16,516,336
5.50%, 04/20/26 to 07/20/38 (b)	2,100,339	2,383,406
3.50%, 05/20/26 to 10/20/44 (b)	14,344,008	15,161,876
3.00%, 02/20/27 to 12/20/44 (b)	11,666,600	12,075,606
2.50%, 01/20/28 to 07/20/43 (b)	758,976	777,507
2.00%, 07/20/28 (b)	21,084	21,002
6.00%, 12/20/31 to 06/15/41 (b)	1,125,216	1,291,498
1.63%, 04/20/32 (a)(b)(h)	168,175	175,033
6.00%, 09/15/32 to 09/20/37 (b)(h)	662,189	758,728
5.50%, 04/15/33 (b)(h)	348,251	396,111
5.00%, 05/15/33 to 07/20/39 (b)(h)	1,235,909	1,387,129
4.50%, 02/20/34 to 11/20/44 (b)	12,462,571	13,715,784
2.50%, 08/20/37 (a)(b)(h)	24,288	25,160
3.00%, 10/20/37 to 06/20/41 (a)(b)	608,044	635,228
1.63%, 08/20/38 to 03/20/40 (a)(b)	418,628	435,328
4.50%, 03/20/39 (b)(h)	730,525	796,068
2.00%, 03/20/40 to 05/20/43 (a)(b)	579,213	597,829
2.50%, 01/20/41 to 07/20/42 (a)(b)	618,461	643,598
3.00%, 07/20/42 (a)(b)	231,547	241,276
2.00%, 03/20/43 to 09/20/43 (a)(b)	516,762	531,055
2.50%, 02/20/44 (a)(b)	185,464	191,124

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
3.50%, 04/20/44 (a)(b)	165,108	173,641
3.50%, 08/20/44 (b)(h)	3,076,680	3,243,863

		296,887,128

Total Mortgage-Backed Securities
(Cost $406,686,209)		414,182,473

Municipal Bonds 1.0% of net assets

Fixed-Rate Obligations 1.0%
Bay Area Toll Authority
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	100,000	149,285
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	850,000	1,272,033
GO (Build America Bonds) Series 2010
7.95%, 03/01/36 (b)	350,000	431,557
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	900,000	1,411,272
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39 (h)	100,000	127,051
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	200,000	253,774
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	198,153
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (b)	350,000	417,595
Georgia
GO (Build America Bonds) Series H
4.50%, 11/01/25	1,300,000	1,471,704
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	253,928
Harvard College
Taxable Bonds Series 2013A
3.62%, 10/01/37	350,000	365,730
Illinois
GO Bonds (Pension Funding) Series 2003
4.95%, 06/01/23	550,000	586,421
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	650,000	658,125
JobsOhio Beverage System
RB (Build America Bonds) Series B
3.99%, 01/01/29	250,000	266,827
Los Angeles USD
GO (Build America Bonds) Series 2010
6.76%, 07/01/34 (h)	200,000	279,446
Metropolitan Government of Nashville & Davidson County
GO (Build America Bonds) Series 2010
5.71%, 07/01/34 (h)	20,000	24,631
Metropolitan Museum of Art
Series 2015
3.40%, 07/01/45	500,000	487,669
Metropolitan Transportation Authority
RB (Build America Bonds) Series E
6.81%, 11/15/40	150,000	211,490
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	150,000	169,340
New York City Municipal Water Finance Authority
Water System RB (Build America Bonds) Series 2009
5.75%, 06/15/41 (h)	200,000	264,328
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	338,645
New York City Transitional Finance Authority
RB (Qualified School Construction Bonds) Series 2010 G3
5.27%, 05/01/27	500,000	581,670
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	200,000	252,114
New York State Dormitory Authority
RB (Build America Bonds) Series 2009 H
5.43%, 03/15/39	500,000	623,465
Port Authority of New York & New Jersey
Consolidated Bonds 174th Series
4.46%, 10/01/62	150,000	164,063
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	426,384
San Francisco City & County Public Utilities Commission
Water System RB (Build America Bonds) Series 2010DE
6.00%, 11/01/40	430,000	563,988
Texas
GO (Build America Bonds) Series 2010A
4.63%, 04/01/33	500,000	583,000
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	750,000	1,010,820
Texas Transportation Commission
RB (Build America Bonds) Series B
5.03%, 04/01/26	500,000	591,280

Total Municipal Bonds
(Cost $13,779,626)		14,435,788

U.S. Government and Government Agencies 39.1% of net assets

U.S. Government Agency Securities 3.3%
Fannie Mae
0.63%, 10/25/16 (b)	450,000	450,148
0.75%, 04/20/17	900,000	902,123
1.13%, 04/27/17	769,000	776,122
2.00%, 05/16/17 (b)(h)	2,500,000	2,543,635
1.00%, 09/27/17	3,900,000	3,916,169
1.00%, 10/16/17 (b)	150,000	149,326
0.88%, 02/08/18	350,000	349,871
0.88%, 05/21/18	1,250,000	1,247,415
1.13%, 05/25/18 (b)	300,000	299,372
1.88%, 02/19/19	1,500,000	1,535,182
1.75%, 06/20/19	1,000,000	1,017,073
1.55%, 10/29/19 (b)	950,000	948,355
1.75%, 11/26/19	2,500,000	2,538,500
1.63%, 01/10/20 (b)	1,500,000	1,495,771
2.25%, 10/17/22 (b)	300,000	299,085
2.63%, 09/06/24	1,000,000	1,037,388
7.13%, 01/15/30 (h)	527,000	819,733
Federal Farm Credit Bank
0.54%, 11/07/16 (b)	500,000	499,006

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Federal Home Loan Bank
1.00%, 06/21/17	5,285,000	5,321,065
1.00%, 08/09/17 (b)	400,000	400,038
1.00%, 11/09/17 (b)	500,000	498,880
5.00%, 11/17/17 (h)	1,185,000	1,312,019
2.13%, 03/10/23	250,000	249,590
2.88%, 06/14/24	375,000	392,969
Freddie Mac
0.50%, 06/06/16 (b)	500,000	500,082
0.70%, 09/29/16 (b)	500,000	500,349
0.88%, 10/14/16	900,000	905,250
0.88%, 02/22/17 (h)	3,000,000	3,015,414
1.00%, 07/28/17	619,000	623,831
1.00%, 09/29/17	2,850,000	2,859,898
0.88%, 03/07/18 (h)	4,190,000	4,184,473
1.50%, 06/26/18 (b)	200,000	200,444
1.38%, 05/01/20	3,000,000	2,979,987
2.38%, 01/13/22 (h)	2,351,000	2,432,685
3.00%, 01/18/28 (b)	200,000	196,856
6.75%, 03/15/31 (h)	264,000	403,677
Tennessee Valley Authority
6.75%, 11/01/25	488,000	679,902

		48,481,683

U.S. Treasury Obligations 35.8%
U.S. Treasury Bonds
9.13%, 05/15/18 (h)	2,331,000	2,924,130
8.00%, 11/15/21 (h)	2,149,000	3,003,563
6.25%, 08/15/23	1,500,000	2,023,125
6.00%, 02/15/26 (h)	891,000	1,241,483
6.75%, 08/15/26	1,324,000	1,964,382
6.13%, 11/15/27	2,388,000	3,458,495
5.25%, 11/15/28	2,000,000	2,730,156
5.25%, 02/15/29	1,028,000	1,406,513
6.13%, 08/15/29	2,000,000	2,972,968
6.25%, 05/15/30	2,985,000	4,538,131
4.75%, 02/15/37	1,586,000	2,232,295
4.38%, 02/15/38 (h)	2,368,000	3,172,381
4.50%, 05/15/38	1,000,000	1,361,328
3.50%, 02/15/39 (h)	2,072,000	2,454,025
4.25%, 05/15/39	650,000	858,508
4.50%, 08/15/39	2,850,000	3,901,604
4.38%, 11/15/39	3,381,000	4,554,843
4.63%, 02/15/40	1,215,000	1,696,159
4.38%, 05/15/40	1,500,000	2,026,992
4.25%, 11/15/40 (h)	1,409,000	1,875,511
4.75%, 02/15/41	500,000	716,914
3.75%, 08/15/41	1,623,000	2,017,339
3.13%, 02/15/42 (h)	2,940,000	3,286,829
3.00%, 05/15/42	1,493,000	1,629,003
2.75%, 08/15/42	1,899,000	1,976,889
2.75%, 11/15/42	1,920,000	1,995,750
2.88%, 05/15/43	1,899,000	2,023,622
3.63%, 08/15/43	1,633,000	1,995,833
3.75%, 11/15/43	318,000	397,301
3.63%, 02/15/44	3,045,000	3,723,703
3.38%, 05/15/44	3,912,000	4,583,460
3.13%, 08/15/44	6,000,000	6,723,282
3.00%, 11/15/44	5,750,000	6,301,189
2.50%, 02/15/45	4,750,000	4,706,955
U.S. Treasury Notes
0.38%, 04/30/16	2,534,000	2,535,584
2.00%, 04/30/16 (h)	2,302,000	2,343,544
2.63%, 04/30/16 (h)	3,419,000	3,504,208
0.25%, 05/15/16	3,616,000	3,613,176
0.38%, 05/31/16	2,026,000	2,026,792
3.25%, 05/31/16 (h)	1,050,000	1,085,601
0.50%, 06/15/16	3,840,000	3,846,601
0.50%, 06/30/16	5,068,000	5,076,712
1.50%, 06/30/16 (h)	2,694,000	2,731,673
3.25%, 06/30/16	2,000,000	2,071,876
0.63%, 07/15/16	4,676,000	4,690,613
0.50%, 07/31/16	2,600,000	2,604,469
0.50%, 08/31/16	6,300,000	6,308,366
1.00%, 08/31/16	1,088,000	1,097,095
3.00%, 08/31/16	2,500,000	2,591,993
0.88%, 09/15/16	3,750,000	3,774,315
0.50%, 09/30/16	8,500,000	8,509,299
1.00%, 09/30/16	4,176,000	4,212,214
3.00%, 09/30/16 (h)	1,690,000	1,755,092
0.63%, 10/15/16	7,004,000	7,023,149
0.38%, 10/31/16	3,000,000	2,996,484
0.63%, 11/15/16 (h)	6,083,000	6,099,156
0.50%, 11/30/16	2,250,000	2,251,231
0.63%, 12/15/16	3,000,000	3,007,266
0.63%, 12/31/16	2,750,000	2,756,875
0.88%, 12/31/16	2,176,000	2,190,960
0.75%, 01/15/17	1,633,000	1,640,272
0.50%, 01/31/17 (h)	17,000,000	17,002,652
0.88%, 01/31/17	2,176,000	2,190,451
0.50%, 02/28/17	8,500,000	8,495,350
0.88%, 02/28/17	4,840,000	4,871,005
0.75%, 03/15/17	3,217,000	3,229,817
3.25%, 03/31/17	2,275,000	2,396,392
0.88%, 04/15/17	2,786,000	2,802,543
0.88%, 04/30/17	2,786,000	2,802,106
0.88%, 05/15/17	1,500,000	1,508,555
0.63%, 05/31/17	4,249,000	4,249,663
0.75%, 06/30/17	1,510,000	1,513,185
0.88%, 07/15/17	4,500,000	4,522,851
0.50%, 07/31/17	3,000,000	2,988,750
2.38%, 07/31/17	3,000,000	3,118,827
0.88%, 08/15/17	2,500,000	2,511,720
0.63%, 08/31/17 (h)	3,360,000	3,354,224
1.88%, 08/31/17 (h)	3,337,600	3,431,730
1.00%, 09/15/17	6,750,000	6,796,933
0.63%, 09/30/17	2,000,000	1,995,000
1.88%, 09/30/17 (h)	2,012,000	2,068,744
0.88%, 10/15/17	4,000,000	4,014,064
0.75%, 10/31/17 (h)	7,601,000	7,601,000
1.88%, 10/31/17 (h)	1,745,000	1,795,169
0.88%, 11/15/17	800,000	802,187
0.63%, 11/30/17	4,000,000	3,983,436
1.00%, 12/15/17 (h)	9,750,000	9,803,323
0.75%, 12/31/17	2,747,000	2,742,064
0.88%, 01/31/18	4,000,000	4,003,752
1.00%, 02/15/18	2,750,000	2,761,171
0.75%, 02/28/18	4,066,000	4,052,977
1.00%, 03/15/18	5,500,000	5,520,625
2.88%, 03/31/18 (h)	1,991,000	2,107,350
0.63%, 04/30/18	2,457,000	2,434,926
2.63%, 04/30/18 (h)	3,107,000	3,268,176

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
1.38%, 06/30/18	1,619,000	1,639,111
1.50%, 08/31/18	1,088,000	1,104,830
1.38%, 09/30/18	4,191,000	4,235,856
1.25%, 10/31/18	2,729,000	2,743,925
1.25%, 11/30/18	1,633,000	1,640,910
1.50%, 12/31/18	2,176,000	2,205,069
1.25%, 01/31/19	2,122,000	2,130,123
1.50%, 01/31/19	2,176,000	2,204,390
1.38%, 02/28/19	1,604,000	1,616,155
1.50%, 02/28/19	1,337,000	1,353,608
1.50%, 03/31/19	2,500,000	2,531,250
1.63%, 03/31/19	4,020,000	4,088,151
1.25%, 04/30/19	1,823,000	1,825,421
1.63%, 04/30/19	1,520,000	1,545,294
3.13%, 05/15/19	1,000,000	1,075,859
1.13%, 05/31/19	1,520,000	1,514,419
1.50%, 05/31/19	2,913,000	2,944,632
1.00%, 06/30/19	1,000,000	989,922
1.63%, 06/30/19	3,040,000	3,087,500
0.88%, 07/31/19 (h)	4,201,000	4,134,044
1.63%, 07/31/19	1,700,000	1,725,633
1.00%, 08/31/19	700,000	691,250
1.63%, 08/31/19	7,250,000	7,356,488
1.75%, 09/30/19	7,425,000	7,567,122
1.25%, 10/31/19	1,000,000	997,578
1.50%, 10/31/19	3,250,000	3,275,899
3.38%, 11/15/19 (h)	3,110,700	3,396,981
1.00%, 11/30/19	1,483,000	1,460,639
1.50%, 11/30/19 (h)	8,175,000	8,238,225
1.63%, 12/31/19	9,250,000	9,368,511
1.25%, 01/31/20	6,000,000	5,969,532
1.38%, 01/31/20 (h)	2,832,000	2,836,424
1.38%, 02/29/20	2,250,000	2,250,702
1.13%, 03/31/20	1,384,000	1,367,781
1.88%, 06/30/20	1,346,000	1,377,021
2.63%, 08/15/20 (h)	1,776,000	1,882,144
1.75%, 10/31/20	1,500,000	1,519,688
2.63%, 11/15/20 (h)	2,608,000	2,763,257
2.00%, 11/30/20	1,500,000	1,539,024
2.38%, 12/31/20	4,091,000	4,280,209
2.13%, 01/31/21	1,500,000	1,547,813
3.63%, 02/15/21 (h)	3,003,000	3,352,333
2.00%, 02/28/21	1,965,000	2,013,050
2.25%, 03/31/21	1,576,000	1,636,208
2.25%, 04/30/21	2,786,000	2,891,999
3.13%, 05/15/21	2,000,000	2,177,500
2.00%, 05/31/21	2,534,000	2,594,973
2.13%, 06/30/21	1,512,000	1,556,769
2.25%, 07/31/21	3,000,000	3,111,327
2.13%, 08/15/21	2,171,900	2,235,700
2.00%, 08/31/21	3,000,000	3,063,750
2.13%, 09/30/21	2,750,000	2,829,277
2.00%, 10/31/21	3,000,000	3,062,109
2.00%, 11/15/21	4,800,000	4,908,000
1.88%, 11/30/21 (h)	12,500,000	12,654,300
1.50%, 01/31/22	6,300,000	6,219,284
1.75%, 03/31/22	2,000,000	2,005,312
1.63%, 08/15/22	1,961,000	1,945,373
1.63%, 11/15/22	2,177,000	2,156,251
2.00%, 02/15/23	1,594,000	1,620,027
1.75%, 05/15/23	1,500,000	1,492,032
2.50%, 08/15/23	2,176,000	2,290,240
2.75%, 11/15/23	2,046,000	2,194,175
2.75%, 02/15/24	1,119,000	1,199,341
2.50%, 05/15/24	3,890,000	4,086,628
2.38%, 08/15/24	3,000,000	3,118,827
2.25%, 11/15/24	8,500,000	8,739,062
2.00%, 02/15/25	4,200,000	4,226,905

		526,963,137

Total U.S. Government and Government Agencies
(Cost $563,845,590)		575,444,820

	Number	Value
Security	of Shares	($)

Other Investment Company 0.3% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	3,947,059	3,947,059

Total Other Investment Company
(Cost $3,947,059)		3,947,059

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

Short-Term Investments 8.1% of net assets

U.S. Government Agency Securities 8.1%
Federal Home Loan Bank
0.04%, 04/01/15 (f)(h)	40,000,000	40,000,000
0.04%, 04/06/15 (f)	5,000,000	4,999,980
0.04%, 04/06/15 (f)	35,000,000	34,999,860
0.03%, 04/08/15 (f)	10,000,000	9,999,950
0.04%, 04/08/15 (f)	2,800,000	2,799,986
0.04%, 04/10/15 (f)	1,700,000	1,699,988
0.04%, 04/15/15 (f)	8,000,000	7,999,920
0.04%, 04/22/15 (f)	10,000,000	9,999,850
Freddie Mac
0.04%, 04/06/15 (f)	7,000,000	6,999,972

Total Short-Term Investments
(Cost $119,499,308)		119,499,506

End of Investments.

At 03/31/15, the tax basis cost of the fund’s investments was $1,555,207,422 and the unrealized appreciation and depreciation were $30,922,522 and ($1,365,028), respectively, with a net unrealized appreciation $29,557,494.

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Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

TBA Sale Commitment 0.0% of net assets

U.S. Government Agency Mortgage 0.0%
Freddie Mac TBA
4.00% , 03/01/45 (g)	500,000	534,166

Total TBA Sale Commitments
(Proceeds $532,156)		534,166

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,180,131 or 0.3% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	All or a portion of this security is held as collateral for delayed-delivery securities.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board“), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security’s market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs“).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an

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Portfolio Holdings (Unaudited) continued

asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAV, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2015:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Asset-Backed Obligations	$—	$8,315,104	$—	$8,315,104
Commercial Mortgage-Backed Securities	—	28,485,073	—	28,485,073
Corporate Bonds[1]	—	343,223,609	—	343,223,609
Foreign Securities[1]	—	77,231,484	—	77,231,484
Mortgage-Backed Securities[1]	—	414,182,473	—	414,182,473
Municipal Bonds[1]	—	14,435,788	—	14,435,788
U.S. Government and Government Agencies[1]	—	575,444,820	—	575,444,820
Other Investment Company[1]	3,947,059	—	—	3,947,059
Short-Term Investments[1]	—	119,499,506	—	119,499,506

Total	$3,947,059	$1,580,817,857	$—	$1,584,764,916

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Portfolio Holdings (Unaudited) continued

Liabilities Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Financial Instruments
TBA Sale Commitment[1]	$—	($534,166)	$—	($534,166)

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

REG64288MAR15

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer
Date: May 13, 2015
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer
Date: May 13, 2015

By:	/s/ George Pereira George Pereira
Principal Financial Officer
Date: May 13, 2015